DoubleLine Shiller Enhanced CAPE
®
Schedule of Investments
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
a a a a a
ASSET BACKED OBLIGATIONS - 9.1%
ACHV Trust
1,002,105 Series 2024-2PL-B
(a)
.................................................. 5.43% 10/27/2031 1,006,289
1,517,382 Series 2024-3AL-A
(a)
.................................................. 5.01% 12/26/2031 1,523,134
Affirm, Inc.
5,100,000 Series 2024-B-B
(a)
.................................................... 4.88% 9/15/2029 5,101,883
4,500,000 Series 2025-1A-B
(a)
................................................... 5.13% 2/15/2033 4,511,222
4,500,000 Series 2025-1A-C
(a)
................................................... 5.28% 2/15/2033 4,506,535
Aligned Data Centers Issuer LLC
6,000,000 Series 2021-1A-A2
(a)
.................................................. 1.94% 8/15/2046 5,980,585
AmeriCredit Automobile Receivables Trust
2,700,102 Series 2026-1-A1
(a)
................................................... 3.99% 3/18/2027 2,700,292
AutoNation Finance Trust
4,288,524 Series 2026-1A-A2
(a)
.................................................. 3.95% 1/11/2029 4,283,115
Avant Credit Card Master Trust
8,500,000 Series 2025-1A-A
(a)
................................................... 4.89% 4/15/2031 8,427,931
AVANT Loans Funding Trust
7,250,000 Series 2024-REV1-A
(a)
................................................. 5.92% 10/15/2033 7,261,149
9,500,000 Series 2025-REV1-A
(a)
................................................. 5.12% 5/15/2034 9,510,380
4,000,000 Series 2025-REV1-B
(a)
................................................. 5.42% 5/15/2034 4,003,516
CAI International, Inc.
3,674,844 Series 2020-1A-A
(a)
................................................... 2.22% 9/25/2045 3,525,294
CarMax Auto Owner Trust
9,500,000 Series 2026-1-A3 .................................................... 4.04% 3/17/2031 9,436,679
Carvana Auto Receivables Trust
8,000,000 Series 2024-P3-A4 ................................................... 4.31% 9/10/2030 7,960,574
Castlelake Aircraft Securitization Trust
623,281 Series 2019-1A-A
(a)
................................................... 3.97% 4/15/2039 618,083
College Avenue Student Loans LLC
404,608 Series 2017-A-B
(a)
.................................................... 4.50% 11/26/2046 391,681
Compass Datacenters LLC
5,425,000 Series 2024-1A-A1
(a)
.................................................. 5.25% 2/25/2049 5,449,173
4,500,000 Series 2025-1A-A3
(a)
.................................................. 5.85% 2/25/2050 4,511,952
DigitalBridge Group, Inc.
5,000,000 Series 2023-1A-A2A
(a)
................................................. 5.00% 9/15/2048 4,953,106
Dividend Solar Loans LLC
1,678,940 Series 2018-2-B
(a)
.................................................... 4.25% 12/20/2038 1,551,224
Foundation Finance Trust
5,150,000 Series 2025-3A-B
(a)
................................................... 4.87% 8/15/2052 5,114,095
Global Sea Containers Two SRL
1,825,777 Series 2020-1A-A
(a)
................................................... 2.17% 10/17/2040 1,753,939
GreenSky LLC
4,796,687 Series 2024-2-B
(a)
.................................................... 5.26% 10/27/2059 4,809,731
1,285,569 Series 2025-1A-A4
(a)
.................................................. 5.22% 3/25/2060 1,290,740
1,126,701 Series 2025-2A-A4
(a)
.................................................. 4.89% 6/25/2060 1,123,193
2,810,402 Series 2025-3A-A1
(a)
.................................................. 4.34% 12/27/2060 2,809,389
HERO Funding Trust
523,970 Series 2016-1A-A
(a)
................................................... 4.05% 9/20/2041 508,321
Horizon Aircraft Finance Ltd.
5,718,065 Series 2019-2-A
(a)
.................................................... 3.43% 11/15/2039 5,654,068
Jimmy Johns LLC
10,906,125 Series 2017-1A-A2II
(a)
................................................. 4.85% 7/30/2047 10,874,359
Loanpal Solar Loan Ltd.
5,229,771 Series 2020-3GS-A
(a)
.................................................. 2.47% 12/20/2047 4,340,673
3,198,765 Series 2021-1GS-A
(a)
.................................................. 2.29% 1/20/2048 2,686,299
Mariner Finance Issuance Trust
1,500,000 Series 2025-AA-B
(a)
................................................... 5.33% 5/20/2038 1,506,414
Mosaic Solar Loans LLC
365,069 Series 2017-1A-A
(a)
................................................... 4.45% 6/20/2042 359,292
3,362,567 Series 2020-2A-B
(a)
................................................... 2.21% 8/20/2046 2,701,946

DoubleLine Shiller Enhanced CAPE
®
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Navient Student Loan Trust
1,324,018 Series 2018-A-B
(a)
.................................................... 3.68% 2/18/2042 1,308,017
4,594,001 Series 2022-A-A
(a)
.................................................... 2.23% 7/15/2070 4,201,738
Pagaya AI Debt Selection Trust
854,797 Series 2021-5-C
(a)
.................................................... 3.93% 8/15/2029 849,520
2,701,296 Series 2024-10-B
(a)
................................................... 5.75% 6/15/2032 2,707,919
3,559,003 Series 2025-1-B
(a)
.................................................... 5.63% 7/15/2032 3,562,574
Reach Financial LLC
1,123,546 Series 2025-1A-A
(a)
................................................... 4.96% 8/16/2032 1,124,627
Sierra Timeshare Conduit Receivables Funding LLC
3,369,091 Series 2026-1A-A
(a)
................................................... 4.56% 12/22/2042 3,342,696
Slam Ltd.
5,692,064 Series 2024-1A-A
(a)
................................................... 5.34% 9/15/2049 5,657,792
SOFI Alternative Trust
307,017 Series 2021-1-PT1
(a)(b)
................................................. 9.72% 5/25/2030 292,644
SOFI Consumer Loan Program Trust
9,700,000 Series 2025-1-B
(a)
.................................................... 5.12% 2/27/2034 9,751,699
6,000,000 Series 2025-3-B
(a)
.................................................... 4.67% 8/15/2034 5,987,035
4,500,000 Series 2025-4-B
(a)
.................................................... 4.60% 8/25/2035 4,481,179
9,696,144 Series 2026-1-A
(a)
.................................................... 4.06% 12/26/2035 9,668,132
7,544,380 Series 2026-2-A
(a)
.................................................... 4.27% 3/25/2036 7,536,410
Switch Ltd.
7,500,000 Series 2026-1A-A21
(a)
................................................. 5.61% 3/27/2056 7,539,596
TAL Advantage LLC
1,822,750 Series 2020-1A-A
(a)
................................................... 2.05% 9/20/2045 1,748,536
Tesla Sustainable Energy Trust
7,790,890 Series 2024-1A-A2
(a)
.................................................. 5.08% 6/21/2050 7,794,178
Thunderbolt Aircraft Lease
120,881 Series 2018-A-A
(a)(c)
................................................... 5.96% 9/15/2038 121,201
TIF Funding LLC
2,154,396 Series 2021-1A-A
(a)
................................................... 1.65% 2/20/2046 1,957,980
Upgrade Master Pass-Thru Trust
23,631 Series 2021-PT3-A
(a)(b)
................................................. 19.20% 7/15/2027 19,010
2,161,052 Series 2025-ST2-A
(a)
.................................................. 6.11% 6/15/2032 2,170,083
1,496,528 Series 2025-ST4-A
(a)
.................................................. 5.50% 8/16/2032 1,495,193
Upstart Securitization Trust
3,305,073 Series 2025-3-A2
(a)
................................................... 4.60% 9/20/2035 3,302,844
2,800,000 Series 2025-3-B
(a)
.................................................... 5.02% 9/20/2035 2,793,914
6,100,000 Series 2026-3-A2
(a)
................................................... 4.77% 7/20/2036 6,113,938
Vantage Data Centers Holding LLC
3,620,000 Series 2020-2A-A2
(a)
.................................................. 1.99% 9/15/2045 3,473,217
Westlake Automobile Receivables Trust
1,000,000 Series 2025-2A-D
(a)
................................................... 5.08% 5/15/2031 1,000,756
Willis Lease Finance Corp.
5,062,837 Series 2020-A-A
(a)
.................................................... 3.23% 3/15/2045 4,928,363
Total Asset Backed Obligations
(Cost $250,296,772) 247,677,047
BANK LOANS - 2.2%
1011778 BC ULC
2,892,135 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.42% 9/23/2030 2,890,934
Allison Transmission, Inc.
967,575 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.42% 1/3/2033 967,778
Alpha Generation LLC
1,855,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.37% 6/10/2033 1,837,609
APi Group DE, Inc.
2,909,821 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.38% 5/16/2033 2,907,653
Belden, Inc.
702,106 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 0.00% 6/11/2033 703,862

DoubleLine Shiller Enhanced CAPE
®
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
BioMarin Pharmaceutical, Inc.
3,090,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.43% 4/27/2033 3,093,090
Burlington Coat Factory Warehouse Corp.
2,495,438 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.42% 9/19/2031 2,495,439
CACI International, Inc.
3,211,950 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.42% 3/9/2033 3,208,610
Colossus Acquireco LLC
3,854,927 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.39% 1/10/2033 3,834,862
Core & Main LP
275,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 0.00% 6/25/2033 275,000
Corpay Technologies Operating Co. LLC
1,825,258 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.35% 11/5/2032 1,822,319
CPI Holdco B LLC
3,929,756 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 5/19/2031 3,919,106
Cyborg Oldco DC Holdings, Inc.
320,815 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)
(d)(e)
...... 0.00% 5/1/2027 –
DaVita, Inc.
703,224 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.37% 5/9/2031 703,389
Delta 2 Lux Sarl
3,080,000 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.45% 9/19/2031 3,083,850
Discovery Global Holdings, Inc.
1,348,558 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor) ......... 6.12% 5/27/2033 1,350,608
Dynasty Acquisition Co., Inc.
260,565 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.67% 10/31/2031 261,480
685,035 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.67% 10/31/2031 687,439
Energizer Holdings, Inc.
2,429,622 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 3/19/2032 2,427,350
ESCO Technologies, Inc.
495,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 0.00% 6/10/2033 495,000
Gen Digital, Inc.
1,217,700 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.42% 4/16/2032 1,203,544
Go Daddy Operating Co. LLC
1,156,820 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.42% 11/13/2029 1,133,684
Iron Mountain, Inc.
2,127,151 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 1/31/2031 2,126,619
McKesson Medical-Surgical Top Holdings, Inc.
910,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.86% 6/9/2032 911,329
Medline Borrower LP
385,574 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.50%, 0.00% Floor) ......... 5.11% 5/31/2033 383,580
NRG Energy, Inc.
1,167,075 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.41% 4/28/2033 1,166,929
535,214 Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.42% 4/16/2031 535,436
Pathfinder Power LLC
785,000 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 0.00% 6/22/2033 784,266
Resideo Funding, Inc.
1,007,388 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 8/13/2032 1,009,065
Six Flags Entertainment Corp.
1,558,200 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.67% 5/1/2031 1,545,906
Somnigroup International, Inc.
1,895,260 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor) ......... 5.89% 10/24/2031 1,906,394
Standard Industries, Inc./NY
2,956,273 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor) ......... 5.42% 9/22/2028 2,962,496
TKO Worldwide Holdings LLC (f/k/a UFC Holdings LLC)
2,763,075 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.41% 11/21/2031 2,757,521
Trans Union LLC
2,826,526 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.42% 6/24/2031 2,822,993
711,769 Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor) ......... 5.42% 6/24/2031 710,801
Total Bank Loans
(Cost $59,225,293) 58,925,941

DoubleLine Shiller Enhanced CAPE
®
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
a a a a a
COLLATERALIZED LOAN OBLIGATIONS - 11.6%
Apidos CLO
7,500,000 Series 2022-39A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)
(a)
.................. 4.90% 10/21/2038 7,510,500
Atlas Senior Loan Fund Ltd.
1,902,799 Series 2018-11A-B (3 mo. Term SOFR + 1.91%, 0.00% Floor)
(a)
.................... 5.58% 7/26/2031 1,905,018
Battalion CLO Ltd.
10,000,000 Series 2021-20A-AR (3 mo. Term SOFR + 1.22%, 1.22% Floor)
(a)
................... 4.89% 4/15/2038 10,005,270
Benefit Street Partners CLO Ltd.
5,000,000 Series 2023-32A-AR (3 mo. Term SOFR + 1.21%, 1.21% Floor)
(a)
................... 4.88% 10/25/2038 5,006,043
6,500,000 Series 2024-37A-A (3 mo. Term SOFR + 1.35%, 1.35% Floor)
(a)
.................... 5.02% 1/25/2038 6,513,165
Brant Point CLO Ltd.
10,000,000 Series 2024-5A-A1 (3 mo. Term SOFR + 1.39%, 1.39% Floor)
(a)
.................... 5.07% 10/20/2037 10,019,982
Bridge Street CLO Ltd.
9,000,000 Series 2020-1AR A1RR ................................................ 5.01% 7/15/2039 9,000,000
Captree Park CLO Ltd.
15,000,000 Series 2024-1A-A1R (3 mo. Term SOFR + 1.20%, 1.20% Floor)
(a)
................... 4.88% 7/20/2037 15,000,000
Carlyle Global Market Strategies
10,000,000 Series 2022-2A-A1R (3 mo. Term SOFR + 1.36%, 1.36% Floor)
(a)
................... 5.04% 1/20/2038 10,022,752
5,000,000 Series 2023-3A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)
(a)
................... 4.90% 10/15/2038 5,006,964
CarVal CLO
4,000,000 Series 2024-2A-A (3 mo. Term SOFR + 1.46%, 1.46% Floor)
(a)
..................... 5.14% 7/20/2037 4,011,097
CBAM Ltd.
10,000,000 Series 2017-1A-AR2 (3 mo. Term SOFR + 1.39%, 1.39% Floor)
(a)
................... 5.07% 1/20/2038 10,021,618
CBAMR Ltd.
4,500,000 Series 2017-2A-A1RR (3 mo. Term SOFR + 1.32%, 1.32% Floor)
(a)
.................. 5.01% 4/17/2039 4,509,787
3,000,000 Series 2020-13A-A1R (3 mo. Term SOFR + 1.31%, 1.31% Floor)
(a)
.................. 4.98% 4/20/2039 3,005,069
CFIP CLO Ltd.
10,350,000 Series 2017-1A-AR (3 mo. Term SOFR + 1.49%, 1.23% Floor)
(a)
.................... 5.17% 10/18/2034 10,360,242
Eldridge CLO Ltd.
7,500,000 Series 2025-1A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)
(a)
.................... 5.01% 10/20/2038 7,514,971
Halcyon Loan Advisors Funding Ltd.
12,001 Series 2013-2A-D (3 mo. Term SOFR + 4.06%, 0.00% Floor)
(a)(f)
.................... 7.72% 8/1/2025 12,003
Magnetite CLO Ltd.
20,000,000 Series 2024-42A-A1 (3 mo. Term SOFR + 1.31%, 1.31% Floor)
(a)
................... 4.98% 1/25/2038 20,035,444
OCP CLO Ltd.
20,000,000 Series 2017-14A-A1R (3 mo. Term SOFR + 1.37%, 1.37% Floor)
(a)
.................. 5.05% 7/20/2037 20,043,536
9,000,000 Series 2020-18A-A1R2 (3 mo. Term SOFR + 1.37%, 1.37% Floor)
(a)
................. 5.05% 7/20/2037 9,019,851
Octagon Investment Partners Ltd.
27,500,000 Series 2019-4A-A1RR (3 mo. Term SOFR + 1.40%, 1.40% Floor)
(a)
.................. 5.04% 8/12/2037 27,560,269
OHA Credit Funding
25,000,000 Series 2023-16RA-A1 (3 mo. Term SOFR + 1.20%, 1.20% Floor)
(a)
.................. 4.88% 10/20/2038 25,025,000
Sound Point CLO Ltd.
25,000,000 Series 2019-2A-AR (3 mo. Term SOFR + 1.43%, 1.17% Floor)
(a)
.................... 5.10% 7/15/2034 25,017,310
20,000,000 Series 2020-1A-AR (3 mo. Term SOFR + 1.43%, 1.43% Floor)
(a)
.................... 5.11% 7/20/2034 20,013,582
Trestles CLO Ltd.
5,000,000 Series 2023-6A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)
(a)
................... 4.85% 4/25/2038 5,001,132
Trimaran CAVU LLC
20,000,000 Series 2021-3A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)
(a)
..................... 5.15% 1/18/2035 20,016,726
Warwick Capital CLO Ltd.
5,000,000 Series 2023-1A-AR (3 mo. Term SOFR + 1.28%, 1.28% Floor)
(a)
.................... 4.96% 10/20/2038 5,009,644
Wellesley Park CLO Ltd.
10,000,000 Series 2025-1A-A (3 mo. Term SOFR + 1.20%, 1.20% Floor)
(a)
..................... 4.87% 1/24/2039 10,005,995
Wellington Management CLO Ltd.
10,000,000 Series 2025-4A-A (3 mo. Term SOFR + 1.15%, 1.15% Floor)
(a)
..................... 4.83% 4/18/2038 10,001,623
Total Collateralized Loan Obligations
(Cost $315,763,175) 316,174,593

DoubleLine Shiller Enhanced CAPE
®
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

P RINCIPAL
A MOUNT $ S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
a a a a a
FOREIGN CORPORATE BONDS - 5.5%
5,558,000 180 Medical, Inc.
(a)
................................................... 3.88% 10/15/2029 5,332,322
219,000 Adani International Container Terminal Pvt Ltd. ................................ 3.00% 2/16/2031 203,357
450,000 Adani Ports & Special Economic Zone Ltd. ................................... 4.38% 7/3/2029 437,371
3,072,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust ....................... 6.45% 4/15/2027 3,111,674
1,062,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust ....................... 5.75% 6/6/2028 1,082,880
5,232,000 AIB Group PLC (SOFR + 1.65%)
(a)
........................................ 5.32% 5/15/2031 5,297,697
533,333 AL Candelaria Spain SA ............................................... 7.50% 12/15/2028 544,477
2,283,000 Anglo American Capital PLC
(a)
........................................... 4.63% 3/19/2031 2,251,143
300,000 AngloGold Ashanti Holdings PLC ......................................... 3.75% 10/1/2030 283,927
300,000 Antofagasta PLC .................................................... 2.38% 10/14/2030 271,177
5,314,000 ArcelorMittal SA ..................................................... 4.25% 7/16/2029 5,239,071
2,056,000 Ashtead Capital, Inc.
(a)
................................................. 4.25% 11/1/2029 2,014,461
2,262,000 Avolon Holdings Funding Ltd.
(a)
........................................... 6.38% 5/4/2028 2,321,027
2,569,000 Avolon Holdings Funding Ltd.
(a)
........................................... 5.38% 5/30/2030 2,595,600
300,000 Axiata SPV2 Bhd .................................................... 2.16% 8/19/2030 271,732
4,638,000 BAE Systems PLC
(a)
.................................................. 3.40% 4/15/2030 4,437,821
200,000 Banco BBVA Peru SA (5 yr. CMT Rate + 2.00%) ............................... 6.20% 6/7/2034 204,785
200,000 Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%) ......................... 3.25% 9/30/2031 198,961
400,000 Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)
(a)
........................ 3.25% 9/30/2031 397,922
550,000 Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%) ............... 6.40% 4/30/2035 566,692
400,000 Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.35%)
(g)
............ 7.63% 1/10/2028 401,813
350,000 Banco Santander Chile
(a)
............................................... 4.55% 11/20/2030 345,187
250,000 Banco Santander Chile ................................................ 4.55% 11/20/2030 246,563
200,000 Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 yr.
CMT Rate + 3.00%) .............................................. 7.53% 10/1/2028 207,318
300,000 Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand .... 5.62% 12/10/2029 305,155
807,000 Bank of Ireland Group PLC (SOFR + 1.62%)
(a)
................................ 5.60% 3/20/2030 824,292
5,265,000 Bank of Montreal (SOFR + 1.25%) ........................................ 4.64% 9/10/2030 5,251,824
4,475,000 Banque Federative du Credit Mutuel SA
(a)
................................... 5.54% 1/22/2030 4,578,058
4,925,000 Barclays PLC (SOFR + 0.91%) ........................................... 4.91% 6/26/2030 4,924,983
141,000 BAT Capital Corp. .................................................... 4.91% 4/2/2030 141,726
2,266,000 BAT International Finance PLC ........................................... 5.93% 2/2/2029 2,335,957
600,000 BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (5 yr. CMT
Rate + 4.31%) .................................................. 5.88% 9/13/2034 590,952
4,539,000 BPCE SA (SOFR + 1.68%)
(a)
............................................ 5.88% 1/14/2031 4,664,440
300,000 BRF GmbH ........................................................ 4.35% 9/29/2026 298,890
2,387,000 CaixaBank SA (SOFR + 2.70%)
(a)
......................................... 6.21% 1/18/2029 2,442,828
1,315,000 CaixaBank SA (SOFR + 1.21%)
(a)
......................................... 4.82% 4/22/2032 1,304,673
1,531,000 Canadian Imperial Bank of Commerce (SOFR + 0.67%) ......................... 4.72% 6/16/2029 1,533,201
5,562,000 Canadian Pacific Railway Co. ............................................ 4.80% 3/30/2030 5,592,079
5,239,000 Cenovus Energy, Inc. ................................................. 4.65% 3/20/2031 5,173,824
629,226 Chile Electricity PEC SpA
(a)
............................................. 0.00% 1/25/2028 581,090
144,400 Cometa Energia SA de CV .............................................. 6.38% 4/24/2035 149,215
2,420,000 Cooperatieve Rabobank UA/NY .......................................... 4.32% 4/1/2029 2,416,045
2,618,000 Credit Agricole SA (SOFR + 1.13%)
(a)
...................................... 5.23% 1/9/2029 2,638,732
1,754,000 Daimler Truck Finance North America LLC
(a)
.................................. 4.30% 8/12/2027 1,750,719
1,399,000 Daimler Truck Finance North America LLC
(a)
.................................. 4.15% 1/12/2029 1,381,738
658,000 Diageo Investment Corp. ............................................... 5.13% 8/15/2030 669,022
255,680 Digicel Group Holdings Ltd.
(a)(d)(e)
.......................................... 0.00% 12/31/2030 12,856
198,552 Digicel Group Holdings Ltd.
(a)(d)(e)
.......................................... 0.00% 12/31/2030 1,423
3,185,000 Element Fleet Management Corp.
(a)
....................................... 6.32% 12/4/2028 3,294,857
2,638,000 Element Fleet Management Corp.
(a)
....................................... 5.04% 3/25/2030 2,653,503
939,000 Element Fleet Management Corp.
(a)
....................................... 4.64% 11/24/2030 927,741
340,995 Empresa Electrica Angamos SA .......................................... 4.88% 5/25/2029 314,012
1,275,000 Enbridge, Inc. ....................................................... 6.00% 11/15/2028 1,314,204
2,083,000 ENEL Finance International NV
(a)
......................................... 5.13% 6/26/2029 2,108,455
2,022,000 ENEL Finance International NV
(a)
......................................... 4.38% 9/30/2030 1,987,012
450,000 Freeport Indonesia PT
(a)
................................................ 4.76% 4/14/2027 452,048
450,000 Freeport-McMoRan, Inc. ............................................... 4.13% 3/1/2028 446,098
200,000 Gerdau Trade, Inc. ................................................... 4.88% 10/24/2027 199,737
391,400 GNL Quintero SA .................................................... 4.63% 7/31/2029 390,833
450,000 Gold Fields Orogen Holdings BVI Ltd. ...................................... 6.13% 5/15/2029 459,409
422,448 Guara Norte Sarl .................................................... 5.20% 6/15/2034 408,618
200,000 HSBC Holdings PLC (SOFR + 1.04%) ...................................... 4.67% 11/19/2028 201,016
2,501,000 Imperial Brands Finance PLC
(a)
........................................... 4.50% 6/30/2028 2,495,455
2,030,000 Imperial Brands Finance PLC
(a)
........................................... 5.50% 2/1/2030 2,074,386
300,000 Indofood CBP Sukses Makmur Tbk ........................................ 3.40% 6/9/2031 274,632
450,000 InRetail Consumer ................................................... 3.25% 3/22/2028 433,946

DoubleLine Shiller Enhanced CAPE
®
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
474,250 JSW Hydro Energy Ltd. ................................................ 4.13% 5/18/2031 439,806
300,000 JSW Infrastructure Ltd. ................................................ 4.95% 1/21/2029 297,207
562,186 Mexico Generadora de Energia S de RL .................................... 5.50% 12/6/2032 560,979
540,000 Millicom International Cellular SA ......................................... 5.13% 1/15/2028 537,020
454,300 Minejesa Capital BV .................................................. 4.63% 8/10/2030 448,570
400,000 Minsur SA ......................................................... 4.50% 10/28/2031 383,704
1,155,000 Mizuho Bank Ltd.
(a)
................................................... 4.70% 4/16/2031 1,157,123
238,085 Mong Duong Finance Holdings BV ........................................ 5.13% 5/7/2029 235,215
436,865 MV24 Capital BV .................................................... 6.75% 6/1/2034 435,050
261,000 Nationwide Building Society (SOFR + 1.91%)
(a)
............................... 6.56% 10/18/2027 262,493
3,149,000 NatWest Group PLC (1 yr. CMT Rate + 1.22%) ................................ 4.96% 8/15/2030 3,158,827
400,000 NBM US Holdings, Inc. ................................................ 6.63% 8/6/2029 399,826
2,623,000 Nutrien Ltd. ........................................................ 4.90% 3/27/2028 2,635,325
600,000 Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%) .................... 4.60% 6/15/2032 599,550
464,360 Prumo Participacoes e Investimentos S/A ................................... 7.50% 12/31/2031 473,799
250,000 Reliance Industries Ltd. ................................................ 3.67% 11/30/2027 246,210
3,338,000 Rio Tinto Finance USA PLC ............................................. 4.88% 3/14/2030 3,370,349
5,144,000 Royal Bank of Canada (SOFR + 0.86%) .................................... 4.49% 10/18/2028 5,162,540
140,000 Rutas 2 & 7 Finance Ltd. ............................................... 0.00% 9/30/2036 107,520
2,287,000 Societe Generale SA
(a)
................................................. 3.00% 1/22/2030 2,145,125
200,000 Suzano Austria GmbH ................................................. 5.00% 1/15/2030 197,551
5,614,000 Suzano Austria GmbH ................................................. 3.75% 1/15/2031 5,276,070
1,365,000 Swedbank AB
(a)
..................................................... 5.41% 3/14/2029 1,393,553
5,773,000 Triton Container International Ltd.
(a)
........................................ 3.15% 6/15/2031 5,230,555
603,000 UBS Group AG (1 yr. CMT Rate + 1.60%)
(a)
.................................. 6.33% 12/22/2027 608,091
200,000 Ultrapar International SA ............................................... 5.25% 6/6/2029 200,650
400,000 United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%) ........................... 2.00% 10/14/2031 396,969
200,000 United Overseas Bank Ltd. (5 yr. CMT Rate + 1.45%) ........................... 3.86% 10/7/2032 197,913
5,809,000 Vale Overseas Ltd. ................................................... 3.75% 7/8/2030 5,539,949
Total Foreign Corporate Bonds
(Cost $150,827,089) 150,362,201
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 0.4%
600,000 Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%) .... 2.72% 8/11/2031 597,180
703,461 Bioceanico Sovereign Certificate Ltd. ...................................... 0.00% 6/5/2034 577,275
300,000 BPRL International Singapore Pte Ltd. ...................................... 4.38% 1/18/2027 299,270
559,000 Chile Electricity Lux Mpc Sarl ............................................ 6.01% 1/20/2033 576,994
600,000 Chile Government International Bond ...................................... 4.35% 4/13/2031 590,400
450,000 Comision Federal de Electricidad
(a)
........................................ 5.70% 1/24/2030 451,246
400,000 Corp. Nacional del Cobre de Chile ........................................ 3.00% 9/30/2029 377,087
200,000 Costa Rica Government International Bond .................................. 6.13% 2/19/2031 206,884
750,000 Dominican Republic International Bond ..................................... 5.50% 2/22/2029 751,988
250,000 Ecopetrol SA ....................................................... 4.63% 11/2/2031 229,507
300,000 Fondo MIVIVIENDA SA
(a)
............................................... 5.40% 3/31/2031 302,625
400,000 Guatemala Government Bond ........................................... 5.25% 8/10/2029 400,996
500,000 Hungary Government International Bond .................................... 2.13% 9/22/2031 434,569
300,000 Korea National Oil Corp. ............................................... 4.00% 9/29/2028 295,507
509,969 Lima Metro Line 2 Finance Ltd. ........................................... 5.88% 7/5/2034 521,478
220,694 Lima Metro Line 2 Finance Ltd. ........................................... 4.35% 4/5/2036 210,138
600,000 MISC Capital Two Labuan Ltd. ........................................... 3.75% 4/6/2027 595,517
450,000 Morocco Government International Bond .................................... 2.38% 12/15/2027 434,530
250,000 OCP SA ........................................................... 6.10% 4/30/2030 255,570
300,000 Paraguay Government International Bond ................................... 4.95% 4/28/2031 301,167
600,000 Pertamina Persero PT ................................................. 3.65% 7/30/2029 577,643
600,000 Perusahaan Perseroan Persero PT Perusahaan Listrik Negara .................... 4.13% 5/15/2027 596,688
700,000 Peruvian Government International Bond .................................... 2.84% 6/20/2030 658,000
300,000 Petrobras Global Finance BV ............................................ 5.13% 9/10/2030 295,115
400,000 TNB Global Ventures Capital Bhd ......................................... 3.24% 10/19/2026 398,741
Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored
Corporations
(Cost $10,827,788) 10,936,115

DoubleLine Shiller Enhanced CAPE
®
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
a a a a a
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 13.2%
1211 Avenue of the Americas Trust
2,720,000 Series 2015-1211-A1A2
(a)
............................................... 3.90% 8/10/2035 2,640,610
280 Park Avenue Mortgage Trust
4,830,000 Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)
(a)
................... 4.79% 9/15/2034 4,824,405
ACREC Trust
4,800,000 Series 2025-FL3-A (1 mo. Term SOFR + 1.31%, 1.31% Floor)
(a)
.................... 4.95% 8/18/2042 4,805,981
4,730,000 Series 2026-FL4-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)
(a)
.................... 5.09% 1/18/2043 4,735,894
ACRES Commercial Realty Ltd.
6,034,644 Series 2025-FL3-A (1 mo. Term SOFR + 1.62%, 1.62% Floor)
(a)
.................... 5.26% 8/18/2040 6,049,109
Alen Mortgage Trust
2,000,000 Series 2021-ACEN-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)
(a)
.................. 5.39% 4/15/2034 1,829,500
Arbor Realty Trust, Inc.
40,902,000 Series 2020-MF1-XD
(a)(b)(h)
.............................................. 0.59% 5/15/2053 742,024
110,571,799 Series 2021-MF2-XA
(a)(b)(h)
.............................................. 1.20% 6/15/2054 4,463,684
2,441,234 Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)
(a)
................. 5.04% 1/15/2037 2,444,344
4,200,000 Series 2025-FL1-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)
(a)
.................... 4.99% 1/20/2043 4,205,573
ARDN Mortgage Trust
3,170,000 Series 2025-ARCP-A (1 mo. Term SOFR + 1.75%, 1.75% Floor)
(a)
.................. 5.38% 6/15/2035 3,175,839
AREIT Trust
641,321 Series 2022-CRE6-A (30 day avg SOFR US + 1.25%, 1.25% Floor)
(a)
................ 4.86% 1/20/2037 642,194
7,220,000 Series 2025-CRE10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)
(a)
.................. 5.02% 12/17/2029 7,230,310
4,810,000 Series 2025-CRE11-A (1 mo. Term SOFR + 1.55%, 1.55% Floor)
(a)
.................. 5.19% 7/25/2043 4,823,242
ARES Commercial Mortgage Trust
2,220,000 Series 2026-GCP-A (1 mo. Term SOFR + 1.25%, 1.25% Floor)
(a)
................... 4.88% 2/15/2043 2,222,852
810,000 Series 2026-GCP-B (1 mo. Term SOFR + 1.50%, 1.50% Floor)
(a)
................... 5.13% 2/15/2043 811,240
BANK5 Trust
12,203,000 Series 2023-5YR2-A3
(b)
................................................ 6.66% 7/15/2056 12,557,273
5,022,000 Series 2024-5YR10-AS ................................................ 5.64% 10/15/2057 5,061,920
21,102,413 Series 2025-5YR14-XA
(b)(h)
.............................................. 1.20% 4/15/2058 692,001
Barclays Commercial Mortgage Trust
11,001,000 Series 2019-BWAY-E (1 mo. Term SOFR + 2.96%, 2.85% Floor)
(a)
.................. 6.59% 11/15/2034 71,342
29,456,500 Series 2021-C10-XB
(b)(h)
................................................ 1.09% 7/15/2054 1,270,662
21,205,000 Series 2021-C10-XD
(a)(b)(h)
.............................................. 1.76% 7/15/2054 1,458,293
2,504,000 Series 2024-5C29-AS ................................................. 5.63% 9/15/2057 2,530,514
53,034,655 Series 2025-5C34-XA
(b)(h)
............................................... 1.39% 5/15/2058 2,105,290
55,027,054 Series 2025-C32-XA
(b)(h)
................................................ 1.34% 2/15/2062 4,214,742
77,399,591 Series 2026-5C40-XA
(b)(h)
............................................... 1.44% 2/15/2059 3,832,619
BDS Ltd.
7,106,933 Series 2024-FL13-A (1 mo. Term SOFR + 1.58%, 1.58% Floor)
(a)
................... 5.22% 9/19/2039 7,119,291
4,150,000 Series 2025-FL15-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)
(a)
................... 5.04% 3/19/2043 4,151,091
5,840,000 Series 2026-FL17-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)
(a)
................... 4.99% 5/19/2043 5,856,113
Benchmark Mortgage Trust
3,788,647 Series 2019-B14-A2 .................................................. 2.91% 12/15/2062 3,691,489
156,040,617 Series 2020-IG1-XA
(b)(h)
................................................ 0.61% 9/15/2043 2,036,330
147,366,849 Series 2025-V14-XA
(b)(h)
................................................ 0.98% 4/15/2057 3,751,562
64,317,000 Series 2025-V17-XA
(b)(h)
................................................ 1.73% 9/15/2058 3,530,174
1,931,669 Series 2026-B43-A1 ................................................... 4.65% 4/15/2063 1,923,260
107,181,402 Series 2026-V20-XA
(b)(h)
................................................ 1.44% 2/15/2059 5,331,417
18,589,710 Series 2026-V22-XA
(a)(b)(h)
............................................... 1.22% 5/15/2059 810,396
Blackstone Mortgage Trust, Inc.
1,499,993 Series 2021-FL4-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)
(a)
.................... 5.05% 5/15/2038 1,501,111
BMO Mortgage Trust
42,089,905 Series 2025-5C12-XA
(b)(h)
............................................... 1.66% 10/15/2058 2,273,718
38,776,722 Series 2025-5C9-XA
(b)(h)
................................................ 0.92% 4/15/2058 933,635
44,158,280 Series 2025-C11-XA
(b)(h)
................................................ 1.32% 2/15/2058 3,273,277
BrightSpire Capital, Inc.
6,702,000 Series 2024-FL2-A (1 mo. Term SOFR + 1.95%, 1.95% Floor)
(a)
.................... 5.58% 8/19/2037 6,716,135
BSPRT Co-Issuer LLC
7,450,000 Series 2023-FL10-AS (1 mo. Term SOFR + 2.86%, 2.86% Floor)
(a)
.................. 6.48% 9/15/2035 7,463,835
5,000,000 Series 2026-FL13-A (1 mo. Term SOFR + 1.50%, 1.50% Floor)
(a)
................... 5.14% 10/18/2043 5,011,815
BX Trust
2,156,369 Series 2021-ACNT-B (1 mo. Term SOFR + 1.36%, 1.25% Floor)
(a)
.................. 4.99% 11/15/2038 2,156,642

DoubleLine Shiller Enhanced CAPE
®
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
2,943,688 Series 2021-BXMF-A (1 mo. Term SOFR + 0.75%, 0.64% Floor)
(a)
.................. 4.38% 10/15/2026 2,942,956
182,000 Series 2022-AHP-B (1 mo. Term SOFR + 1.84%, 1.84% Floor)
(a)
................... 5.47% 1/17/2039 182,122
940,000 Series 2022-LBA6-B (1 mo. Term SOFR + 1.30%, 1.30% Floor)
(a)
................... 4.93% 1/15/2039 940,435
2,567,063 Series 2024-AIRC-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)
(a)
................... 5.32% 8/15/2041 2,579,552
945,000 Series 2024-MDHS-B (1 mo. Term SOFR + 1.84%, 1.84% Floor)
(a)
.................. 5.47% 5/15/2041 947,939
2,071,124 Series 2025-BCAT-A (1 mo. Term SOFR + 1.38%, 1.38% Floor)
(a)
................... 5.01% 8/15/2042 2,078,190
2,178,538 Series 2025-ROIC-C (1 mo. Term SOFR + 1.54%, 1.54% Floor)
(a)
................... 5.17% 3/15/2030 2,176,023
3,000,000 Series 2026-ALOHA-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)
(a)
................. 4.98% 4/15/2043 3,006,111
3,160,000 Series 2026-CSMO-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)
(a)
.................. 5.03% 2/15/2043 3,171,262
1,850,000 Series 2026-ORBT-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)
(a)
.................. 5.03% 7/15/2043 1,852,313
3,074,251 Series 2026-XL6-A (1 mo. Term SOFR + 1.20%, 1.20% Floor)
(a)
.................... 4.83% 3/15/2043 3,078,084
BXP Trust
3,220,000 Series 2017-GM-B
(a)(b)
................................................. 3.54% 6/13/2039 3,164,963
CFCRE Commercial Mortgage Trust
138,492 Series 2016-C4-XA
(b)(h)
................................................. 0.87% 5/10/2058 3
2,475,000 Series 2016-C7-A3 ................................................... 3.84% 12/10/2054 2,464,719
16,201,000 Series 2017-C8-XB
(b)(h)
................................................. 1.03% 6/15/2050 90,659
Citigroup Commercial Mortgage Trust
2,710,356 Series 2016-GC36-XA
(b)(h)
.............................................. 1.11% 2/10/2049 66
643,768 Series 2016-P3-XA
(b)(h)
................................................. 1.45% 4/15/2049 25
2,519,000 Series 2016-P4-B .................................................... 3.38% 7/10/2049 2,430,293
3,841,233 Series 2016-P4-XA
(b)(h)
................................................. 1.65% 7/10/2049 173
9,902,626 Series 2017-P7-XA
(b)(h)
................................................. 1.25% 4/14/2050 33,270
Citigroup/Deutsche Bank Commercial Mortgage Trust
861,094 Series 2016-C1-XA
(b)(h)
................................................. 1.12% 5/10/2049 22
39,132,265 Series 2017-CD3-XA
(b)(h)
............................................... 1.10% 2/10/2050 122,406
46,289,138 Series 2017-CD4-XA
(b)(h)
............................................... 1.36% 5/10/2050 198,849
Commercial Mortgage Pass Through Certificates
957,505 Series 2013-CR12-XA
(b)(h)
.............................................. 0.38% 10/10/2046 16
367,060 Series 2015-DC1-XA
(b)(h)
............................................... 0.70% 2/10/2048 6
11,396,000 Series 2018-HCLV-D (1 mo. Term SOFR + 2.47%, 2.18% Floor)
(a)
................... 6.10% 9/15/2033 3,662,171
Credit Suisse Mortgage Capital Certificates
9,873,828 Series 2014-USA-X1
(a)(b)(h)
.............................................. 0.69% 9/15/2037 75,579
CSAIL Commercial Mortgage Trust
57,043 Series 2016-C6-XA
(b)(h)
................................................. 1.54% 1/15/2049 2
120,807,282 Series 2021-C20-XA
(b)(h)
................................................ 1.11% 3/15/2054 4,025,202
D2 Multifamily Credit 2026-FL1
5,190,000 Series 2026-FL1-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)
(a)
.................... 5.09% 11/19/2043 5,200,977
EQUS Mortgage Trust
1,884,395 Series 2021-EQAZ-B (1 mo. Term SOFR + 1.36%, 1.10% Floor)
(a)
.................. 4.99% 10/15/2038 1,884,616
FS Commercial Mortgage Trust
3,100,000 Series 2026-HULA-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)
(a)
.................. 5.08% 3/15/2041 3,111,263
1,000,000 Series 2026-PALM-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)
(a)
................... 5.05% 7/15/2041 1,000,000
FS Rialto
1,489,632 Series 2021-FL2-A (1 mo. Term SOFR + 1.58%, 1.58% Floor)
(a)
.................... 5.22% 5/16/2038 1,491,595
3,303,201 Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)
(a)
.................... 5.00% 11/16/2036 3,311,462
6,080,000 Series 2026-FL11-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)
(a)
................... 5.09% 1/19/2044 6,091,522
Granite Point Mortgage Trust, Inc.
2,728,609 Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.35% Floor)
(a)
.................... 5.11% 12/15/2036 2,738,377
Great Wolf Trust
4,250,000 Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)
(a)
.................. 5.17% 3/15/2039 4,263,234
GS Mortgage Securities Corp. II
1,876,953 Series 2016-GS2-XA
(b)(h)
............................................... 1.47% 5/10/2049 66
7,876,531 Series 2016-GS3-XA
(b)(h)
............................................... 1.19% 10/10/2049 268
2,314,000 Series 2018-GS10-WLSD
(a)(b)
............................................ 5.07% 3/10/2033 249,038
2,893,000 Series 2018-GS10-WLSE
(a)(b)
............................................ 5.07% 3/10/2033 288,569
5,000,000 Series 2018-TWR-E (1 mo. Term SOFR + 2.40%, 2.10% Floor)
(a)
................... 6.02% 7/15/2031 262,395
5,000,000 Series 2018-TWR-F (1 mo. Term SOFR + 3.10%, 2.80% Floor)
(a)
................... 6.72% 7/15/2031 131,145
5,000,000 Series 2018-TWR-G (1 mo. Term SOFR + 4.22%, 3.93% Floor)
(a)
................... 7.85% 7/15/2031 49,900
INCREF LLC
5,560,000 Series 2026-FL2-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)
(a)
.................... 5.12% 12/19/2043 5,566,922
JP Morgan Chase Commercial Mortgage Securities
1,904,702 Series 2015-JP1-XA
(b)(h)
................................................ 0.87% 1/15/2049 36
24,906,022 Series 2016-JP4-XA
(b)(h)
................................................ 0.78% 12/15/2049 6,550

DoubleLine Shiller Enhanced CAPE
®
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
336,000 Series 2018-WPT-CFX
(a)
............................................... 4.95% 7/5/2033 213,360
2,529,541 Series 2019-COR4-ASB ............................................... 3.94% 3/10/2052 2,516,106
5,920,250 Series 2022-NLP-A (1 mo. Term SOFR + 0.85%, 0.60% Floor)
(a)
.................... 4.47% 4/15/2037 5,874,270
JPMBB Commercial Mortgage Securities Trust
2,698,465 Series 2014-C25-XA
(b)(h)
................................................ 0.54% 11/15/2047 10,970
2,334,321 Series 2015-C30-XA
(b)(h)
................................................ 0.02% 7/15/2048 23
256,984 Series 2015-C31-XA
(b)(h)
................................................ 0.58% 8/15/2048 3
4,669,218 Series 2015-C32-XA
(b)(h)
................................................ 1.13% 11/15/2048 120
KREF
7,942,000 Series 2021-FL2-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)
(a)
.................... 5.40% 2/15/2039 7,956,891
1,028,529 Series 2022-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)
(a)
.................... 5.09% 2/17/2039 1,029,838
LEX Trust/United States
2,070,000 Series 2026-450-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)
(a)
.................... 4.98% 3/15/2043 2,076,052
LoanCore
112,527 Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)
(a)
.................. 5.04% 11/15/2038 112,851
4,550,000 Series 2025-CRE8-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)
(a)
.................. 5.02% 8/17/2042 4,556,197
LSTAR Commercial Mortgage Trust
43,544,202 Series 2017-5-X
(a)(b)(h)
.................................................. 0.97% 3/10/2050 128,560
MF1 Multifamily Housing Mortgage Loan Trust
1,289,494 Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)
(a)
.................... 4.99% 2/19/2037 1,291,102
12,550,000 Series 2022-FL8-AS (1 mo. Term SOFR + 1.75%, 1.75% Floor)
(a)
................... 5.39% 2/19/2037 12,566,993
3,791,812 Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)
(a)
.................... 5.79% 6/19/2037 3,797,443
7,200,000 Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)
(a)
................... 5.33% 8/18/2041 7,218,497
4,093,000 Series 2025-FL17-A (1 mo. Term SOFR + 1.32%, 1.32% Floor)
(a)
................... 4.96% 2/18/2040 4,103,846
6,370,000 Series 2026-FL21-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)
(a)
................... 4.99% 2/18/2041 6,380,014
4,860,000 Series 2026-FL22-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)
(a)
................... 5.04% 11/18/2043 4,870,119
Morgan Stanley Bank of America Merrill Lynch Trust
2,446,164 Series 2016-C28-XA
(b)(h)
................................................ 1.19% 1/15/2049 78
22,956,083 Series 2025-5C1-XA
(b)(h)
................................................ 1.38% 3/15/2058 840,328
Morgan Stanley Capital I, Inc.
711,000 Series 2019-NUGS-F (1 mo. Term SOFR + 2.96%, 4.34% Floor)
(a)
.................. 6.58% 12/15/2036 3,559
13,327,000 Series 2019-PLND-E (1 mo. Term SOFR + 2.26%, 2.15% Floor)
(a)
.................. 5.89% 5/15/2036 209,620
1,331,000 Series 2019-PLND-F (1 mo. Term SOFR + 2.91%, 2.80% Floor)
(a)
.................. 6.54% 5/15/2036 9,956
3,181,620 Series 2024-NSTB-A
(a)(b)
............................................... 3.90% 9/24/2057 3,121,506
NYC Commercial Mortgage Trust
4,990,000 Series 2025-3BP-A (1 mo. Term SOFR + 1.21%, 1.21% Floor)
(a)
.................... 4.84% 2/15/2042 4,993,454
NYO Commercial Mortgage Trust
1,920,000 Series 2021-1290-A1 (1 mo. Term SOFR + 1.21%, 1.10% Floor)
(a)
.................. 4.84% 11/15/2038 1,921,881
PFP III Ltd.
4,230,000 Series 2026-13-A (1 mo. Term SOFR + 1.50%, 1.50% Floor)
(a)
..................... 5.14% 8/18/2043 4,238,477
PLYM Commercial Mortgage Trust
2,060,000 Series 2026-IND-A (1 mo. Term SOFR + 1.25%, 1.25% Floor)
(a)
.................... 4.88% 3/15/2043 2,063,937
SCOTT Trust
2,010,000 Series 2023-SFS-AS
(a)
................................................. 6.20% 3/10/2040 2,031,304
SFO Commercial Mortgage Trust
2,540,000 Series 2021-555-A (1 mo. Term SOFR + 1.51%, 1.15% Floor)
(a)
.................... 5.14% 5/15/2038 2,540,489
SLG Office Trust
168,062,650 Series 2021-OVA-X
(a)(b)(h)
............................................... 0.26% 7/15/2041 1,722,020
SMRT
2,970,000 Series 2022-MINI-C (1 mo. Term SOFR + 1.55%, 1.55% Floor)
(a)
................... 5.18% 1/15/2039 2,967,895
SREIT Trust
3,240,000 Series 2021-MFP2-A (1 mo. Term SOFR + 0.94%, 0.82% Floor)
(a)
.................. 4.56% 11/15/2036 3,239,320
TPG Real Estate Finance Issuer Ltd.
5,110,000 Series 2025-FL6-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)
(a)
.................... 5.17% 9/18/2042 5,128,677
5,630,000 Series 2025-FL7-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)
(a)
.................... 5.09% 6/18/2043 5,638,220
UBS Commercial Mortgage Trust
56,625,922 Series 2018-C13-XA
(b)(h)
................................................ 0.91% 10/15/2051 713,962
VEGAS Trust
2,000,000 Series 2024-TI-A
(a)
................................................... 5.52% 11/10/2039 1,998,413
Wells Fargo Commercial Mortgage Trust
538,399 Series 2015-NXS2-XA
(b)(h)
.............................................. 0.00% 7/15/2058 5
4,251,090 Series 2016-NXS6-XA
(b)(h)
.............................................. 1.52% 11/15/2049 198

DoubleLine Shiller Enhanced CAPE
®
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
60,425,024 Series 2017-C38-XA
(b)(h)
................................................ 1.03% 7/15/2050 374,164
18,205,490 Series 2019-C52-XA
(b)(h)
................................................ 1.69% 8/15/2052 711,951
60,379,145 Series 2021-C59-XA
(b)(h)
................................................ 1.59% 4/15/2054 3,134,143
4,003,181 Series 2022-ONL-A
(a)
................................................. 3.86% 12/15/2039 3,836,415
96,780,720 Series 2025-5C7-XA
(b)(h)
................................................ 1.65% 12/15/2058 5,353,106
1,163,959 Series 2025-C64-A1 .................................................. 5.02% 2/15/2058 1,167,090
48,345,809 Series 2025-C64-XA
(b)(h)
................................................ 1.24% 2/15/2058 3,289,468
54,625,553 Series 2026-5C9-XA
(b)(h)
................................................ 1.46% 5/15/2059 2,868,896
Total Non-Agency Commercial Mortgage Backed Obligations
(Cost $468,599,455) 360,665,881
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 15.7%
ACE Securities Corp.
4,018,762 Series 2006-CW1-A2D (1 mo. Term SOFR + 0.63%, 0.52% Floor) .................. 4.28% 7/25/2036 3,403,613
6,539,355 Series 2007-WM1-A2B (1 mo. Term SOFR + 0.35%, 0.24% Floor) .................. 4.00% 11/25/2036 2,659,259
Adjustable Rate Mortgage Trust
3,928,596 Series 2006-1-6A1 (1 mo. Term SOFR + 0.37%, 0.26% Floor) ..................... 4.02% 3/25/2036 2,260,716
AJAX Mortgage Loan Trust
2,088,601 Series 2021-C-A
(a)(c)
................................................... 6.12% 1/25/2061 2,091,873
American Home Mortgage Investment Trust
1,592,805 Series 2004-2-M1 (1 mo. Term SOFR + 1.01%, 0.90% Floor, 11.00% Cap) ............ 4.66% 2/25/2044 1,542,349
Angel Oak Mortgage Trust LLC
1,431,202 Series 2020-2-A1A
(a)(b)
................................................. 2.53% 1/26/2065 1,363,257
270,762 Series 2020-6-A3
(a)(b)
.................................................. 1.78% 5/25/2065 253,227
5,352,625 Series 2021-7-A1
(a)(b)
.................................................. 1.98% 10/25/2066 4,626,518
Arroyo Mortgage Trust
410,362 Series 2019-1-A1
(a)(b)
.................................................. 3.81% 1/25/2049 400,015
235,586 Series 2019-2-A2
(a)(b)
.................................................. 3.50% 4/25/2049 228,724
1,997,075 Series 2019-3-A3
(a)(b)
.................................................. 3.42% 10/25/2048 1,930,502
Banc of America Funding Corp.
761,945 Series 2006-7-T2A1
(b)
................................................. 5.88% 10/25/2036 707,786
7,924,943 Series 2015-R2-4A2 (1 mo. Term SOFR + 0.28%, 0.17% Floor)
(a)
................... 4.01% 9/29/2036 6,665,517
1,517,726 Series 2015-R2-9A2
(a)(c)
................................................ 4.52% 3/27/2036 1,404,445
Banc of America Mortgage Securities, Inc.
742,733 Series 2005-I-2A5
(b)
................................................... 4.49% 10/25/2035 707,234
1,617,684 Series 2007-3-1A1 ................................................... 6.00% 9/25/2037 1,337,195
BCAP LLC Trust
6,590,369 Series 2009-RR4-7A2
(a)(b)
............................................... 6.00% 3/26/2037 1,963,574
1,095,629 Series 2012-RR1-3A4
(a)(b)
............................................... 5.50% 10/26/2035 652,233
BRAVO Residential Funding Trust
213,235 Series 2021-NQM2-A3
(a)(b)
.............................................. 1.44% 3/25/2060 211,585
6,304,307 Series 2022-RPL1-A1
(a)(b)
............................................... 2.75% 9/25/2061 5,740,517
2,152,490 Series 2025-NQM6-A2
(a)(c)
.............................................. 5.49% 6/25/2065 2,146,477
7,787,810 Series 2026-NQM4-A1
(a)(b)
.............................................. 5.18% 3/25/2066 7,747,136
Citigroup Mortgage Loan Trust, Inc.
725,471 Series 2020-EXP1-A1A
(a)(b)
.............................................. 1.80% 5/25/2060 691,228
Citimortgage Alternative Loan Trust
456,680 Series 2007-A5-1A10 ................................................. 5.75% 5/25/2037 415,461
COLT Funding LLC
1,708,769 Series 2021-1R-A1
(a)(b)
................................................. 0.86% 5/25/2065 1,558,112
3,217,436 Series 2021-5-A1
(a)(b)
.................................................. 1.73% 11/26/2066 2,916,705
4,416,110 Series 2022-2-A1
(a)(c)
.................................................. 3.99% 2/25/2067 4,195,471
991,909 Series 2026-3-A1
(a)(b)
.................................................. 5.12% 5/25/2071 985,479
Countrywide Alternative Loan Trust
225,173 Series 2005-23CB-A15 ................................................ 5.50% 7/25/2035 178,533
781,713 Series 2005-28CB-1A6 ................................................ 5.50% 8/25/2035 663,963
3,401,495 Series 2005-49CB-A6 ................................................. 5.50% 11/25/2035 2,050,707
1,232,839 Series 2005-61-1A2 (1 mo. Term SOFR + 0.85%, 0.74% Floor) .................... 4.50% 12/25/2035 1,158,114
6,307,773 Series 2005-62-1A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor) .................... 4.36% 12/25/2035 4,853,807
7,077,612 Series 2006-16CB-A5 ................................................. 6.00% 6/25/2036 3,654,427
1,354,027 Series 2006-32CB-A21 ................................................ 5.50% 11/25/2036 678,754
2,255,622 Series 2006-34-A6 ................................................... 6.25% 11/25/2046 994,094
5,655,186 Series 2006-36T2-1A3 ................................................ 5.75% 12/25/2036 2,011,275

DoubleLine Shiller Enhanced CAPE
®
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
1,277,904 Series 2006-J4-2A9 .................................................. 6.00% 7/25/2036 695,125
1,444,999 Series 2006-J6-A5 ................................................... 6.00% 9/25/2036 622,566
876,456 Series 2006-OA12-A1B (1 mo. Term SOFR + 0.49%, 0.38% Floor) .................. 4.13% 9/20/2046 930,515
2,883,274 Series 2006-OA21-A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor) ................... 3.94% 3/20/2047 2,543,190
10,783,292 Series 2007-12T1-A11 ................................................. 6.00% 6/25/2037 4,770,199
9,674,387 Series 2007-12T1-A5 ................................................. 6.00% 6/25/2037 4,279,653
267,743 Series 2007-15CB-A7 ................................................. 6.00% 7/25/2037 151,968
3,934,611 Series 2007-8CB-A1 .................................................. 5.50% 5/25/2037 1,860,222
10,563,553 Series 2007-9T1-1A6 ................................................. 6.00% 5/25/2037 4,980,577
Countrywide Home Loan Mortgage Pass Through Trust
611,325 Series 2005-10-A2 ................................................... 5.50% 5/25/2035 503,317
8,876,395 Series 2006-20-1A18 (1 mo. Term SOFR + 0.76%, 0.65% Floor, 6.00% Cap) ........... 4.41% 2/25/2037 2,994,126
1,545,891 Series 2006-21-A10 .................................................. 5.75% 2/25/2037 613,954
509,546 Series 2007-14-A15 .................................................. 6.50% 9/25/2037 259,191
Credit Suisse First Boston Mortgage Securities Corp.
2,437 Series 2004-8-6A1
(f)
.................................................. 4.50% 12/25/2019 1,491
853,170 Series 2005-11-2A1 .................................................. 6.00% 12/25/2035 524,180
42,150 Series 2005-11-8A5 .................................................. 6.00% 12/25/2035 29,990
415,692 Series 2005-9-5A9 ................................................... 5.50% 10/25/2035 192,144
Credit Suisse Mortgage Capital Certificates
8,424,764 Series 2009-8R-8A2
(a)(b)
................................................ 6.00% 3/26/2037 2,510,124
13,818,287 Series 2022-NQM1-A1
(a)(b)
.............................................. 3.27% 11/25/2066 12,557,200
Cross Mortgage Trust
6,732,542 Series 2024-H5-A1
(a)(c)
................................................. 5.85% 8/26/2069 6,759,450
DB US Financial Markets Holding Corp.
258,498 Series 2014-RS1-1A2
(a)(b)
............................................... 6.50% 7/27/2037 217,710
Deutsche ALT-A Securities, Inc.
297,362 Series 2006-AB4-A1A
(b)
................................................ 6.01% 10/25/2036 259,697
6,140,804 Series 2006-AR4-A1 (1 mo. Term SOFR + 0.37%, 0.26% Floor) .................... 4.02% 12/25/2036 2,057,817
4,074,805 Series 2006-AR4-A2 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap) .......... 4.14% 12/25/2036 1,260,994
164,801 Series 2007-OA2-A1 (12 Month US Treasury Average + 0.77%, 0.77% Floor) .......... 4.51% 4/25/2047 152,040
Ellington Financial Mortgage Trust
1,919,543 Series 2026-NQM1-A2
(a)(c)
.............................................. 5.06% 2/25/2071 1,897,094
1,919,543 Series 2026-NQM1-A3
(a)(c)
.............................................. 5.11% 2/25/2071 1,893,884
Fannie Mae Connecticut Avenue Securities
1,219,419 Series 2024-R01-1M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)
(a)
............... 4.68% 1/25/2044 1,219,092
Freddie Mac Structured Agency Credit Risk Debt Notes
3,256,408 Series 2024-DNA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)
(a)
............... 4.83% 5/25/2044 3,260,071
2,177,840 Series 2024-HQA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)
(a)
............... 4.83% 8/25/2044 2,178,819
1,289,044 Series 2025-DNA1-M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)
(a)
............... 4.68% 1/25/2045 1,289,448
11,131,500 Series 2025-HQA1-A1 (30 day avg SOFR US + 0.95%, 0.00% Floor)
(a)
............... 4.58% 2/25/2045 11,145,153
GCAT
1,765,265 Series 2020-NQM2-A1
(a)(c)
.............................................. 2.56% 4/25/2065 1,697,785
5,300,383 Series 2021-NQM4-A3
(a)(b)
.............................................. 1.56% 8/25/2066 4,532,760
15,989,112 Series 2025-NQM1-A1
(a)(c)
.............................................. 5.37% 11/25/2069 15,959,687
GS Mortgage-Backed Securities Trust
3,997,795 Series 2025-NQM5-A3
(a)(c)
.............................................. 5.42% 7/25/2065 3,981,970
1,840,659 Series 2026-NQM2-A2
(a)(c)
.............................................. 5.19% 11/25/2061 1,820,159
1,840,659 Series 2026-NQM2-A3
(a)(c)
.............................................. 5.34% 11/25/2061 1,820,204
GSAA Trust
4,799,340 Series 2006-19-A3A (1 mo. Term SOFR + 0.59%, 0.48% Floor) .................... 4.24% 12/25/2036 1,606,182
GSR Mortgage Loan Trust
311,906 Series 2006-2F-3A4 .................................................. 6.00% 2/25/2036 121,065
Harborview Mortgage Loan Trust
1,815,268 Series 2006-1-2A1A (1 mo. Term SOFR + 0.59%, 0.48% Floor) .................... 4.23% 3/19/2036 1,713,662
Impac Secured Assets CMN Owner Trust
563,017 Series 2006-5-1A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.50% Cap) ........... 4.30% 2/25/2037 517,998
Indymac Index Mortgage Loan Trust
465,889 Series 2006-AR5-2A1
(b)
................................................ 3.45% 5/25/2036 452,086
JP Morgan Alternative Loan Trust
32,242,818 Series 2005-S1-1A4 .................................................. 6.00% 12/25/2035 8,834,381
2,294,217 Series 2007-S1-A2 (1 mo. Term SOFR + 0.79%, 0.68% Floor, 11.50% Cap) ............ 4.44% 4/25/2047 2,232,753

DoubleLine Shiller Enhanced CAPE
®
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
JP Morgan Mortgage Acquisition Corp.
10,193,380 Series 2006-WMC2-A5 (1 mo. Term SOFR + 0.61%, 0.50% Floor) .................. 4.26% 7/25/2036 4,778,782
JP Morgan Mortgage Trust
2,987,676 Series 2025-NQM1-A2
(a)(c)
.............................................. 5.76% 6/25/2065 2,989,118
3,120,461 Series 2025-NQM1-A3
(a)(c)
.............................................. 5.97% 6/25/2065 3,125,734
4,533,593 Series 2025-NQM2-A1
(a)(b)
.............................................. 5.57% 9/25/2065 4,537,892
3,952,891 Series 2025-NQM4-A3
(a)(c)
.............................................. 5.26% 3/25/2066 3,908,155
JP Morgan Reremic
5,414,000 Series 2014-4-1C
(a)(b)
.................................................. 0.00% 1/26/2036 1,401,530
Legacy Mortgage Asset Trust
1,609,125 Series 2021-GS1-A1
(a)(c)
................................................ 5.89% 10/25/2066 1,611,397
Lehman Mortgage Trust
179,951 Series 2006-1-1A3 ................................................... 5.50% 2/25/2036 79,213
Lehman XS Trust
7,620,093 Series 2007-15N-3A1 (1 mo. Term SOFR + 0.36%, 0.25% Floor) ................... 4.01% 8/25/2047 6,759,330
Long Beach Mortgage Loan Trust
15,088,628 Series 2006-11-2A2 (1 mo. Term SOFR + 0.31%, 0.20% Floor) .................... 3.96% 12/25/2036 5,168,362
9,094,350 Series 2006-2-2A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor) ..................... 4.14% 3/25/2046 2,919,003
MASTR Adjustable Rate Mortgages Trust
67,831 Series 2006-2-2A1
(b)
.................................................. 6.54% 4/25/2036 29,447
855,481 Series 2006-OA2-4A1A (12 Month US Treasury Average + 0.85%, 0.85% Floor) ........ 4.59% 12/25/2046 877,728
Merrill Lynch Alternative Note Asset
329,518 Series 2007-F1-2A6 .................................................. 6.00% 3/25/2037 98,108
Merrill Lynch Mortgage Investors, Inc.
1,138,501 Series 2006-AF1-AF2C ................................................ 6.25% 8/25/2036 395,961
33,033,625 Series 2006-RM2-A1A (1 mo. Term SOFR + 0.48%, 0.37% Floor) ................... 4.13% 5/25/2037 9,348,982
4,124,650 Series 2007-HE2-A2A (1 mo. Term SOFR + 0.35%, 0.24% Floor) ................... 4.00% 2/25/2037 1,135,594
6,377,930 Series 2007-HE2-A2B (1 mo. Term SOFR + 0.53%, 0.42% Floor) ................... 4.18% 2/25/2037 1,755,862
MFRA Trust
3,167,214 Series 2021-NQM2-A3
(a)(b)
.............................................. 1.47% 11/25/2064 2,857,329
1,648,756 Series 2025-NQM4-A3
(a)(c)
.............................................. 5.69% 8/25/2070 1,640,401
Morgan Stanley Mortgage Loan Trust
211,614 Series 2006-2-7A1
(b)
.................................................. 5.44% 2/25/2036 113,112
Morgan Stanley Residential Mortgage Loan Trust
6,636,292 Series 2025-NQM7-A3
(a)(c)
.............................................. 5.34% 9/25/2070 6,572,837
7,866,156 Series 2026-NEW1-A1
(a)(b)
.............................................. 5.28% 4/27/2071 7,827,185
New Residential Mortgage Loan Trust
1,858,632 Series 2026-NQM1-A3
(a)(c)
.............................................. 5.18% 11/25/2065 1,834,522
1,576,303 Series 2026-NQM5-A1
(a)(b)
.............................................. 5.18% 4/25/2066 1,569,896
Nomura Resecuritization Trust
2,914,697 Series 2015-8R-4A4
(a)(b)
................................................ 3.97% 11/25/2047 2,528,243
Onslow Bay Mortgage Loan Trust
319,085 Series 2020-EXP2-A3
(a)(b)
............................................... 2.50% 5/25/2060 269,044
2,445,333 Series 2021-NQM2-A3
(a)(b)
.............................................. 1.56% 5/25/2061 2,031,995
4,733,794 Series 2022-NQM1-A1
(a)(b)
.............................................. 2.31% 11/25/2061 4,249,195
4,815,250 Series 2024-NQM10-A1
(a)(c)
............................................. 6.18% 5/25/2064 4,859,058
4,864,434 Series 2024-NQM13-A1
(a)
.............................................. 5.12% 6/25/2064 4,859,848
8,511,957 Series 2024-NQM16-A1
(a)(c)
............................................. 5.53% 10/25/2064 8,537,265
5,327,790 Series 2024-NQM18-A1
(a)(b)
............................................. 5.41% 10/25/2064 5,330,075
2,906,407 Series 2025-NQM7-A1
(a)(c)
.............................................. 5.56% 5/25/2055 2,912,465
PRKCM Trust
14,771,510 Series 2026-AFC2-A1
(a)(b)
............................................... 5.37% 4/25/2061 14,735,371
2,976,862 Series 2026-AFC3-A1
(a)(b)
............................................... 5.38% 5/1/2061 2,967,843
PRPM LLC
20,078,754 Series 2025-NQM2-A1
(a)(c)
.............................................. 5.69% 4/25/2070 20,120,418
RALI Trust
377,727 Series 2006-QS12-2A3 ................................................ 6.00% 9/25/2036 307,844
937,775 Series 2007-QS4-3A4 ................................................. 6.00% 3/25/2037 811,559
1,167,760 Series 2007-QS4-3A9 ................................................. 6.00% 3/25/2037 1,010,519
869,309 Series 2007-QS8-A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap) ........... 4.36% 6/25/2037 655,843
550,237 Series 2007-QS9-A33 ................................................. 6.50% 7/25/2037 454,018
RASC Trust
3,190,077 Series 2004-KS7-A2A (1 mo. Term SOFR + 0.69%, 0.58% Floor) ................... 4.34% 8/25/2034 3,155,373

DoubleLine Shiller Enhanced CAPE
®
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
RBSSP Resecuritization Trust
393,452 Series 2009-2-3A2 (1 mo. Term SOFR + 0.61%, 0.50% Floor)
(a)
.................... 4.27% 4/26/2035 380,802
Residential Asset Securitization Trust
690,879 Series 2006-A2-A11 .................................................. 6.00% 1/25/2046 241,232
2,105,447 Series 2006-A6-1A4 .................................................. 6.00% 7/25/2036 470,600
Residential Mortgage Loan Trust
1,031,797 Series 2019-2-M1
(a)(b)
.................................................. 3.86% 5/25/2059 1,029,213
RFMSI Trust
3,067,806 Series 2007-S1-A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap) ............ 4.36% 1/25/2037 2,351,979
Securitized Asset Backed Receivables LLC
5,397,842 Series 2006-WM3-A1 (1 mo. Term SOFR + 0.21%, 0.10% Floor) ................... 3.86% 10/25/2036 1,756,900
SGR Residential Mortgage Trust
1,489,304 Series 2026-3-A1
(a)(b)
.................................................. 5.19% 4/25/2066 1,477,917
Soundview Home Equity Loan Trust
278,285 Series 2007-OPT3-2A3 (1 mo. Term SOFR + 0.29%, 0.18% Floor) .................. 3.94% 8/25/2037 275,582
Starwood Mortgage Residential Trust
2,652,673 Series 2020-2-M1E
(a)
.................................................. 3.00% 4/25/2060 2,640,219
Structured Adjustable Rate Mortgage Loan Trust
846,520 Series 2005-22-4A1
(b)
................................................. 5.20% 12/25/2035 786,810
Velocity Commercial Capital Loan Trust
1,789,154 Series 2020-1-M2
(a)(b)
.................................................. 2.98% 2/25/2050 1,443,867
1,955,397 Series 2021-1-M2
(a)(b)
.................................................. 2.26% 5/25/2051 1,582,616
1,410,540 Series 2021-2-M2
(a)(b)
.................................................. 2.20% 8/25/2051 1,146,368
3,244,923 Series 2024-3-A
(a)(b)
................................................... 6.65% 6/25/2054 3,271,384
6,912,289 Series 2024-5-A
(a)
.................................................... 5.49% 10/25/2054 6,884,593
Vericrest Opportunity Loan Transferee
288,230 Series 2021-NP11-A1
(a)(c)
............................................... 5.87% 8/25/2051 288,497
Verus Securitization Trust
11,069,250 Series 2021-7-A1
(a)(c)
.................................................. 2.83% 10/25/2066 10,106,028
440,618 Series 2021-R1-A3
(a)(b)
................................................. 1.26% 10/25/2063 429,684
3,384,272 Series 2024-3-A1
(a)(c)
.................................................. 6.34% 4/25/2069 3,404,049
2,278,236 Series 2025-10-A2
(a)(c)
................................................. 5.21% 6/25/2070 2,264,743
5,296,517 Series 2025-5-A1
(a)(c)
.................................................. 5.43% 6/25/2070 5,314,887
2,765,552 Series 2025-5-A3
(a)(c)
.................................................. 5.68% 6/25/2070 2,765,891
1,984,812 Series 2026-4-A1
(a)(b)
.................................................. 5.00% 4/25/2071 1,972,646
7,593,836 Series 2026-R3-A1
(a)(b)
................................................. 5.19% 2/27/2068 7,566,626
WAMU Asset-Backed Certificates
1,448,902 Series 2007-HE4-2A3 (1 mo. Term SOFR + 0.28%, 0.28% Floor) ................... 3.93% 7/25/2047 848,438
WaMu Mortgage Pass Through Certificates
1,555,568 Series 2005-AR4-A5
(b)
................................................. 4.09% 4/25/2035 1,514,545
7,872,032 Series 2006-AR18-1A1
(b)
............................................... 3.48% 1/25/2037 6,924,636
Washington Mutual Alternative Mortgage Pass-Through Certificates
703,494 Series 2005-8-2CB3 (1 mo. Term SOFR + 0.52%, 0.41% Floor, 5.50% Cap) ........... 4.17% 10/25/2035 675,677
Washington Mutual Asset-Backed Certificates
5,777,416 Series 2006-HE5-2A2 (1 mo. Term SOFR + 0.47%, 0.36% Floor) ................... 3.90% 10/25/2036 2,015,460
2,121,744 Series 2006-HE5-2A3 (1 mo. Term SOFR + 0.57%, 0.46% Floor) ................... 3.90% 10/25/2036 740,270
Wells Fargo Alternative Loan Trust
373,900 Series 2007-PA5-1A1 ................................................. 6.25% 11/25/2037 320,405
Wells Fargo Mortgage Backed Securities Trust
821,919 Series 2007-15-A1 ................................................... 6.00% 11/25/2037 803,401
3,939,966 Series 2007-AR6-A2
(b)
................................................. 6.14% 10/25/2037 3,897,425
Total Non-Agency Residential Collateralized Mortgage Obligations
(Cost $562,653,838) 427,676,421
US CORPORATE BONDS - 12.7%
1,950,000 AbbVie, Inc. ........................................................ 4.88% 3/15/2030 1,971,865
3,867,000 Agree LP .......................................................... 2.90% 10/1/2030 3,590,261
2,647,000 Airbnb, Inc. ........................................................ 4.40% 3/16/2029 2,633,938
874,000 Altria Group, Inc. ..................................................... 6.20% 11/1/2028 904,354
1,444,000 Altria Group, Inc. ..................................................... 4.50% 8/6/2030 1,433,310
5,129,000 American Electric Power Co., Inc. ......................................... 5.20% 1/15/2029 5,207,834

DoubleLine Shiller Enhanced CAPE
®
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
3,842,000 American Express Co. (SOFR + 1.26%) .................................... 4.73% 4/25/2029 3,852,881
7,521,000 American Tower Corp. ................................................. 4.90% 3/15/2030 7,557,621
5,345,000 Amgen, Inc. ........................................................ 4.20% 2/19/2031 5,242,659
2,651,000 Augusta SpinCo Corp. ................................................. 4.40% 3/23/2029 2,632,795
578,000 Avery Dennison Corp. ................................................. 4.88% 12/6/2028 580,703
681,000 Aviation Capital Group LLC
(a)
............................................ 6.25% 4/15/2028 696,934
5,657,000 Aviation Capital Group LLC
(a)
............................................ 4.80% 10/24/2030 5,604,124
5,160,000 Bank of America Corp. (SOFR + 0.83%) .................................... 4.98% 1/24/2029 5,189,023
2,575,000 Bank of America Corp. (SOFR + 1.00%) .................................... 5.16% 1/24/2031 2,610,363
2,112,000 Biogen, Inc. ........................................................ 5.05% 1/15/2031 2,138,577
4,657,000 Black Hills Corp. ..................................................... 4.55% 1/31/2031 4,588,277
1,593,000 Boardwalk Pipelines LP ................................................ 4.45% 7/15/2027 1,590,929
761,000 Brown & Brown, Inc. .................................................. 4.70% 6/23/2028 760,946
888,000 Brown & Brown, Inc. .................................................. 4.50% 3/15/2029 881,997
2,511,000 Cardinal Health, Inc. .................................................. 5.13% 2/15/2029 2,541,725
1,623,000 CenterPoint Energy, Inc. ............................................... 5.40% 6/1/2029 1,657,577
1,422,000 Charles Schwab Corp. (SOFR + 1.05%) .................................... 4.69% 3/3/2027 1,427,687
5,278,000 Charles Schwab Corp. (SOFR + 0.94%) .................................... 4.34% 11/14/2031 5,192,560
2,395,000 Cheniere Energy Partners LP ............................................ 4.50% 10/1/2029 2,379,648
2,956,000 Cheniere Energy, Inc. ................................................. 4.63% 10/15/2028 2,949,484
2,758,000 Citigroup, Inc. (SOFR + 0.87%) .......................................... 4.79% 3/4/2029 2,765,131
5,896,000 Citigroup, Inc. (SOFR + 1.34%) .......................................... 4.54% 9/19/2030 5,855,476
2,667,000 Citigroup, Inc. (SOFR + 1.17%) .......................................... 4.50% 9/11/2031 2,632,877
5,237,000 CNH Industrial Capital LLC ............................................. 4.50% 10/16/2030 5,160,935
2,041,000 Constellation Energy Generation LLC ...................................... 3.90% 1/8/2028 2,024,092
2,472,000 CRH SMW Finance DAC ............................................... 5.13% 1/9/2030 2,505,659
2,290,000 CubeSmart LP ...................................................... 4.38% 2/15/2029 2,271,635
1,568,000 Darden Restaurants, Inc. ............................................... 4.35% 10/15/2027 1,563,463
942,000 DCP Midstream Operating LP ............................................ 5.13% 5/15/2029 952,723
2,776,000 Dell International LLC / EMC Corp. ........................................ 4.50% 2/15/2031 2,738,211
698,000 Devon Energy Corp. .................................................. 5.25% 10/15/2027 698,075
2,780,000 Dominion Energy, Inc. ................................................. 5.00% 6/15/2030 2,812,108
843,000 DT Midstream, Inc.
(a)
.................................................. 4.13% 6/15/2029 826,359
2,978,000 DTE Energy Co. ..................................................... 5.20% 4/1/2030 3,021,834
3,267,000 Energy Transfer LP ................................................... 6.05% 12/1/2026 3,288,213
2,471,000 Energy Transfer LP ................................................... 6.10% 12/1/2028 2,549,229
2,819,000 Equifax, Inc. ........................................................ 4.80% 9/15/2029 2,823,526
1,216,000 Equinix Europe 2 Financing Corp. LLC ..................................... 4.60% 11/15/2030 1,202,247
1,602,000 ERAC USA Finance LLC
(a)
.............................................. 4.50% 10/30/2029 1,591,369
2,511,000 Essential Properties LP ................................................ 2.95% 7/15/2031 2,270,919
2,441,000 Essential Utilities, Inc. ................................................. 4.80% 8/15/2027 2,449,009
141,000 Essential Utilities, Inc. ................................................. 3.57% 5/1/2029 136,809
4,731,000 Evergy Kansas Central, Inc. ............................................. 4.70% 3/13/2028 4,741,134
412,000 Evergy, Inc. ........................................................ 4.25% 3/15/2029 407,440
1,701,000 Exelon Corp. ....................................................... 5.15% 3/15/2029 1,724,495
4,943,000 Extra Space Storage LP ............................................... 5.50% 7/1/2030 5,059,590
5,251,000 Ferguson Enterprises, Inc. .............................................. 4.35% 3/15/2031 5,158,211
1,020,000 FirstEnergy Transmission LLC ........................................... 4.55% 1/15/2030 1,012,827
2,588,000 GATX Corp. ........................................................ 4.70% 4/1/2029 2,585,945
2,078,000 GATX Corp. ........................................................ 4.00% 6/30/2030 2,025,421
3,190,000 GE HealthCare Technologies, Inc. ......................................... 4.80% 8/14/2029 3,207,424
2,594,000 Georgia-Pacific LLC
(a)
................................................. 4.40% 5/15/2029 2,581,744
1,263,000 Goldman Sachs Bank USA (SOFR + 0.72%) ................................. 4.66% 6/3/2029 1,263,980
2,436,000 Goldman Sachs Group, Inc. (SOFR + 0.90%) ................................. 4.15% 10/21/2029 2,401,924
1,189,000 Goldman Sachs Group, Inc. (SOFR + 0.96%) ................................. 4.52% 1/21/2032 1,166,799
200,000 HSBC USA, Inc. (SOFR + 0.96%) ......................................... 4.60% 3/4/2027 200,811
1,125,000 Hubbell, Inc. ........................................................ 4.65% 6/15/2031 1,120,799
3,069,000 Hyundai Capital America
(a)
.............................................. 4.55% 9/26/2029 3,046,213
4,467,000 Hyundai Capital America
(a)
.............................................. 5.40% 6/24/2031 4,532,931
1,897,000 Illumina, Inc. ........................................................ 4.65% 9/9/2026 1,897,685
5,790,000 Jackson National Life Global Funding
(a)
..................................... 4.60% 10/1/2029 5,710,236
2,662,000 Jacobs Solutions, Inc. ................................................. 4.75% 3/3/2031 2,639,263
2,789,000 JPMorgan Chase & Co. (SOFR + 0.92%) .................................... 4.55% 4/22/2028 2,799,175
5,175,000 JPMorgan Chase & Co. (SOFR + 0.80%) .................................... 4.92% 1/24/2029 5,201,006
2,676,000 JPMorgan Chase & Co. (3 mo. Term SOFR + 1.42%) ........................... 3.70% 5/6/2030 2,602,873
2,532,000 Kinder Morgan, Inc. ................................................... 5.00% 2/1/2029 2,555,270
1,380,000 M&T Bank Corp. (SOFR + 0.93%) ......................................... 4.83% 1/16/2029 1,383,023
3,141,000 Marriott International, Inc./MD ............................................ 4.80% 3/15/2030 3,155,653
5,556,000 Mars, Inc.
(a)
........................................................ 4.80% 3/1/2030 5,573,631
4,394,000 MasTec, Inc.
(a)
...................................................... 4.50% 8/15/2028 4,352,669

DoubleLine Shiller Enhanced CAPE
®
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
3,204,000 Molex Electronic Technologies LLC
(a)
....................................... 4.75% 4/30/2028 3,208,377
5,289,000 Morgan Stanley (SOFR + 0.96%) ......................................... 4.56% 4/10/2030 5,256,132
1,812,000 Morgan Stanley Bank NA (SOFR + 0.97%) .................................. 4.79% 5/10/2030 1,814,034
2,542,000 MPLX LP .......................................................... 4.80% 2/15/2029 2,548,057
2,464,000 National Securities Clearing Corp.
(a)
....................................... 4.70% 5/20/2030 2,475,513
428,000 New York Life Global Funding
(a)
.......................................... 4.70% 1/29/2029 429,057
4,372,000 Niagara Mohawk Power Corp.
(a)
.......................................... 4.65% 10/3/2030 4,344,609
1,404,000 NiSource, Inc. ....................................................... 5.25% 3/30/2028 1,420,062
1,120,000 NiSource, Inc. ....................................................... 5.20% 7/1/2029 1,137,665
1,158,000 NiSource, Inc. ....................................................... 4.75% 5/18/2031 1,153,632
2,606,000 Northrop Grumman Corp. .............................................. 4.65% 7/15/2030 2,612,495
3,951,000 Northrop Grumman Systems Corp. ........................................ 7.75% 2/15/2031 4,449,211
1,453,000 Omega Healthcare Investors, Inc. ......................................... 4.75% 1/15/2028 1,453,174
1,584,000 O'Reilly Automotive, Inc. ............................................... 5.75% 11/20/2026 1,590,804
2,214,000 Otis Worldwide Corp. .................................................. 4.49% 5/7/2029 2,206,506
2,020,000 Paychex, Inc. ....................................................... 5.10% 4/15/2030 2,037,905
4,997,000 Penske Truck Leasing Co. LP / PTL Finance Corp.
(a)
............................ 5.25% 2/1/2030 5,058,877
2,530,000 Phillips Edison Grocery Center Operating Partnership I LP ........................ 2.63% 11/15/2031 2,256,645
664,000 Pinnacle West Capital Corp. ............................................. 4.90% 5/15/2028 666,612
1,130,000 Pinnacle West Capital Corp. ............................................. 4.65% 6/1/2029 1,130,403
2,638,000 Progressive Corp. .................................................... 4.60% 3/26/2031 2,630,544
2,391,000 Public Service Enterprise Group, Inc. ...................................... 5.85% 11/15/2027 2,434,270
2,708,000 Public Service Enterprise Group, Inc. ...................................... 5.88% 10/15/2028 2,778,526
2,337,000 Quanta Services, Inc. ................................................. 4.50% 1/15/2031 2,309,626
4,611,000 Rentokil Terminix Funding LLC
(a)
.......................................... 5.00% 4/28/2030 4,626,488
4,730,000 Republic Services, Inc. ................................................ 4.75% 7/15/2030 4,759,392
688,000 Roper Technologies, Inc. ............................................... 4.25% 9/15/2028 682,981
5,093,000 Royal Caribbean Cruises Ltd.
(a)
........................................... 5.63% 9/30/2031 5,137,267
5,230,000 Royalty Pharma PLC .................................................. 4.45% 3/25/2031 5,144,386
1,956,000 Ryder System, Inc. ................................................... 4.30% 12/1/2030 1,930,138
1,714,000 Sonoco Products Co. ................................................. 4.45% 9/1/2026 1,714,183
819,000 Southern Co. Gas Capital Corp. .......................................... 4.05% 9/15/2028 810,670
1,986,000 Southern Power Co. .................................................. 4.25% 10/1/2030 1,951,616
2,237,000 Store Capital LLC .................................................... 4.95% 2/11/2031 2,209,252
2,577,000 Sysco Corp. ........................................................ 5.10% 9/23/2030 2,602,343
5,491,000 Targa Resources Corp. ................................................ 4.35% 4/15/2031 5,366,114
4,150,000 Targa Resources Partners LP / Targa Resources Partners Finance Corp. ............. 5.50% 3/1/2030 4,185,048
1,077,000 Textron, Inc. ........................................................ 3.90% 9/17/2029 1,050,554
5,497,000 T-Mobile USA, Inc. ................................................... 3.50% 4/15/2031 5,188,814
4,275,000 Truist Financial Corp. (SOFR + 2.45%) ..................................... 7.16% 10/30/2029 4,503,249
1,315,000 Uber Technologies, Inc. ................................................ 4.15% 1/15/2031 1,284,848
1,450,000 Veralto Corp. ....................................................... 5.35% 9/18/2028 1,470,455
773,000 Verisk Analytics, Inc. .................................................. 4.45% 3/15/2031 757,244
4,994,000 Wells Fargo & Co. (SOFR + 1.07%) ....................................... 4.70% 4/22/2028 5,015,777
2,584,000 Wells Fargo & Co. (SOFR + 0.72%) ....................................... 4.58% 5/20/2029 2,578,044
4,950,000 Wells Fargo & Co. (SOFR + 1.79%) ....................................... 6.30% 10/23/2029 5,121,103
2,227,000 Wells Fargo & Co. (SOFR + 1.50%) ....................................... 5.15% 4/23/2031 2,250,762
459,000 Western Midstream Operating LP ......................................... 6.35% 1/15/2029 474,885
2,999,000 Western Midstream Operating LP ......................................... 4.05% 2/1/2030 2,906,162
5,152,000 Westinghouse Air Brake Technologies Corp. .................................. 4.90% 5/29/2030 5,186,041
3,141,000 Williams Cos., Inc. ................................................... 4.80% 11/15/2029 3,154,286
Total US Corporate Bonds
(Cost $348,397,713) 347,530,981
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 7.9%
Federal Home Loan Mortgage Corp.
4,807,525 Pool RB5247 ....................................................... 5.50% 8/1/2043 4,849,443
5,459,721 Pool RB5368 ....................................................... 5.00% 10/1/2045 5,415,580
5,869,835 Pool SD8342 ....................................................... 5.50% 7/1/2053 5,933,158
4,734,006 Pool SL0223 ....................................................... 5.50% 2/1/2055 4,807,634
4,362,904 Pool SL0536 ....................................................... 5.50% 2/1/2055 4,421,017
5,060,682 Pool SL2711 ........................................................ 5.50% 9/1/2055 5,106,334
1,580,854 Series 3072-FB (30 day avg SOFR US + 0.66%, 0.55% Floor, 7.00% Cap) ............ 4.26% 11/15/2035 1,580,131
168,214 Series 3417-SM (-1 x 30 day avg SOFR US + 6.17%, 0.00% Floor, 6.28% Cap)
(h)(i)
....... 2.57% 2/15/2038 14,990
1,447,814 Series 4917-FE (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap) ............ 4.19% 10/25/2049 1,430,302
2,628,818 Series 5473-DF (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap) ............ 4.78% 11/25/2054 2,640,531
4,256,311 Series 5512-FA (30 day avg SOFR US + 0.90%, 0.90% Floor, 6.00% Cap) ............ 4.53% 3/25/2055 4,249,306

DoubleLine Shiller Enhanced CAPE
®
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
3,156,162 Series 5524-AF (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap) ............ 4.83% 4/25/2055 3,175,156
3,149,035 Series 5525-FA (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap) ............ 4.83% 4/25/2055 3,167,725
3,945,282 Series 5536-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap) ............ 4.83% 5/25/2054 3,967,469
4,307,545 Series 5612-FJ (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.00% Cap) ............ 4.83% 11/25/2055 4,309,876
4,045,409 Series 5632-CF (30 day avg SOFR US + 0.95%, 0.95% Floor, 6.00% Cap) ............ 4.58% 2/25/2056 4,040,174
6,290,888 Series 5664-FD (30 day avg SOFR US + 0.85%, 0.85% Floor, 7.00% Cap) ............ 4.48% 11/25/2055 6,298,051
7,333,955 Series 5669-FB (30 day avg SOFR US + 0.75%, 0.75% Floor, 7.50% Cap) ............ 4.38% 6/25/2056 7,348,896
Federal National Mortgage Association
643,535 Pool AL2987 (RFUCCT1Y + 1.62%, 1.62% Floor, 7.29% Cap) ..................... 6.30% 11/1/2042 669,952
390,180 Pool BM3520 (RFUCCT1Y + 1.56%, 1.56% Floor, 6.97% Cap) ..................... 6.04% 5/1/2045 405,073
4,728,143 Pool CB9973 ....................................................... 5.50% 2/1/2055 4,784,603
5,623,838 Pool FA1444 ....................................................... 5.50% 4/1/2055 5,660,019
5,355,874 Pool FA3995 ....................................................... 5.50% 1/1/2055 5,423,770
2,659,287 Pool FA4738 ....................................................... 6.00% 6/1/2055 2,757,120
4,266,384 Pool FA4811 ........................................................ 5.50% 11/1/2053 4,313,989
4,513,176 Pool FS7622 ....................................................... 5.50% 4/1/2054 4,582,784
93,391 Pool MA1200 ....................................................... 3.00% 10/1/2032 89,812
6,946,688 Pool MA4941 ....................................................... 5.50% 3/1/2053 7,024,316
3,034,227 Pool MA5086 ....................................................... 5.00% 7/1/2043 3,037,860
3,139,312 Pool MA5112 ....................................................... 5.00% 8/1/2043 3,105,957
2,487,980 Pool MA5806 ....................................................... 5.50% 8/1/2045 2,508,675
4,923,002 Pool MA5833 ....................................................... 5.00% 9/1/2045 4,919,837
1,593,058 Series 2014-10-KF (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap) .......... 4.19% 3/25/2044 1,578,597
1,323,006 Series 2016-8-FA (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap) ........... 4.19% 3/25/2046 1,307,599
4,728,684 Series 2019-25-SB (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)
(h)(i)
..... 2.31% 6/25/2049 411,125
9,672,180 Series 2022-68-FB (30 day avg SOFR US + 0.87%, 0.87% Floor, 6.00% Cap) .......... 4.50% 10/25/2052 9,617,117
2,478,317 Series 2023-M4-A1
(b)
.................................................. 3.89% 9/25/2032 2,430,655
3,654,303 Series 2025-15-FQ (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap) .......... 4.83% 4/25/2055 3,675,595
3,170,734 Series 2025-26-FK (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap) .......... 4.83% 6/25/2054 3,189,510
4,106,879 Series 2026-27-QF (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.00% Cap) .......... 4.78% 4/25/2056 4,102,448
12,000,000 Series 2026-50 FG ................................................... 4.48% 7/25/2056 11,998,224
10,165,000 Series 2026-56-F (30 day avg SOFR US + 0.75%, 0.75% Floor, 8.00% Cap) ........... 4.36% 9/25/2054 10,170,999
FREMF Mortgage Trust
124,762,277 Series 2017-K67-X2B
(a)(h)
............................................... 0.10% 9/25/2049 129,965
2,481,119 Series 2017-KF30-B (30 day avg SOFR US + 3.36%, 3.25% Floor)
(a)
................ 6.96% 3/25/2027 2,477,208
878,676 Series 2019-KF69-B (30 day avg SOFR US + 2.41%, 2.30% Floor)
(a)
................ 6.01% 8/25/2029 849,302
Government National Mortgage Association
1,569,904 Series 2016-121-JF (1 mo. Term SOFR + 0.51%, 0.40% Floor, 6.50% Cap) ............ 4.15% 9/20/2046 1,547,620
2,049,252 Series 2022-183-B ................................................... 5.00% 4/20/2047 2,027,966
6,983,345 Series 2025-211-FD (30 day avg SOFR US + 1.10%, 1.10% Floor, 6.00% Cap) ......... 4.71% 12/20/2055 6,966,669
10,500,000 Series 2026-100-FN (30 day avg SOFR US + 0.80%, 0.80% Floor, 7.00% Cap) ......... 4.39% 6/20/2056 10,505,683
8,375,000 Series 2026-108-MF (30 day avg SOFR US + 0.80%, 0.80% Floor, 7.00% Cap) ......... 4.39% 6/20/2056 8,382,398
3,959,351 Series 2026-4-FC (30 day avg SOFR US + 1.00%, 1.00% Floor, 6.00% Cap) ........... 4.61% 1/20/2056 3,945,448
7,283,203 Series 2026-61-KF (30 day avg SOFR US + 0.65%, 0.65% Floor, 7.50% Cap) .......... 4.26% 4/20/2056 7,285,789
Total US Government and Agency Mortgage Backed Obligations
(Cost $215,453,446) 214,639,457
US GOVERNMENT AND AGENCY OBLIGATIONS - 22.9%
28,568,528 United States Treasury Inflation Indexed Bonds ............................... 2.38% 1/15/2027 28,497,504
33,850,789 United States Treasury Inflation Indexed Notes
(j)
.............................. 0.13% 4/15/2027 33,192,227
28,779,520 United States Treasury Inflation Indexed Notes ............................... 1.63% 10/15/2027 28,645,885
31,350,000 United States Treasury Notes
(j)
.......................................... 0.63% 3/31/2027 30,574,616
4,900,000 United States Treasury Notes
(j)
.......................................... 0.50% 6/30/2027 4,729,306
185,000,000 United States Treasury Notes ........................................... 3.50% 10/31/2027 183,424,610
210,000,000 United States Treasury Notes
(j)
.......................................... 0.75% 1/31/2028 199,098,048
20,000,000 United States Treasury Notes ........................................... 3.50% 11/15/2028 19,701,172
112,000,000 United States Treasury Notes
(j)
.......................................... 0.88% 11/15/2030 97,273,750
Total US Government and Agency Obligations
(Cost $631,584,284) 625,137,118
SHARES
SHORT TERM INVESTMENTS - 0.9%
8,367,460
BNY Dreyfus Government Cash Management - Institutional
(k)
...................... 3.54% 8,367,460
8,121,359
MSILF Government Portfolio - Institutional
(k)
.................................. 3.56% 8,121,359

DoubleLine Shiller Enhanced CAPE
®
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

SHARES SECURITY DESCRIPTION RATE VALUE $
a a a a a
8,121,358
Northern Institutional Funds -Treasury Portfolio - SHR
(k)
.......................... 3.56% 8,121,358
Total Short Term Investments
(Cost $24,610,177) 24,610,177
Total Investments - 102.1%
(Cost $3,038,239,030) 2,784,335,932
Other Liabilities in Excess of Assets - (2.1)% (56,187,528)
NET ASSETS - 100.0%
$2,728,148,404
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2026, the value of these securities total 1,234,488,364 or 45.25% of the Fund’s net assets.
(b) Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c) Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(d) Value determined using significant unobservable inputs.
(e) Security is in default or has failed to make a scheduled payment.
(f) Security has reached its original contractual maturity date but remains outstanding as of June 30, 2026. The maturity date reflected is the original contractual maturity date.
(g) Perpetual maturity. The date disclosed is the next call date of the security.
(h) Interest only security
(i) Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(j) All or a portion of security has been pledged as collateral.
(k) Seven-day yield as of period end.
CMT Constant Maturity Treasury Rate
MSILF Morgan Stanley Institutional Liquidity Funds
RFUCCT Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR Secured Overnight Financing Rate
INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations ............................................................................ 22.9%
Non-Agency Residential Collateralized Mortgage Obligations .............................................................. 15.7%
Non-Agency Commercial Mortgage Backed Obligations ................................................................. 13.2%
Collateralized Loan Obligations .................................................................................. 11.6%
Asset Backed Obligations ...................................................................................... 9.1%
US Government and Agency Mortgage Backed Obligations ............................................................... 7.9%
Banks .................................................................................................... 4.4%
Electric ................................................................................................... 1.9%
Pipelines .................................................................................................. 1.5%
Commercial Services ......................................................................................... 1.3%
REITS .................................................................................................... 1.1%
Diversified Financial Services .................................................................................... 1.1%
Short Term Investments ........................................................................................ 0.9%
Biotechnology ............................................................................................... 0.6%
Retail .................................................................................................... 0.5%
Machinery-Diversified ......................................................................................... 0.5%
Healthcare-Products .......................................................................................... 0.5%
Aerospace/Defense ........................................................................................... 0.5%
Auto Manufacturers ........................................................................................... 0.4%
Iron/Steel .................................................................................................. 0.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations .................................... 0.4%
Insurance .................................................................................................. 0.4%
Trucking & Leasing ........................................................................................... 0.4%
Agriculture ................................................................................................. 0.3%
Food ..................................................................................................... 0.3%
Forest Products & Paper ....................................................................................... 0.3%
Transportation .............................................................................................. 0.3%
Mining .................................................................................................... 0.3%
Entertainment ............................................................................................... 0.3%
Engineering & Construction ..................................................................................... 0.3%
Electrical Components & Equipments .............................................................................. 0.2%
Oil & Gas .................................................................................................. 0.2%
Internet ................................................................................................... 0.2%
Environmental Control ......................................................................................... 0.2%
Telecommunications .......................................................................................... 0.2%

DoubleLine Shiller Enhanced CAPE
®
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Computers ................................................................................................. 0.2%
Building Materials ............................................................................................ 0.2%
Leisure Time ............................................................................................... 0.2%
Gas ...................................................................................................... 0.2%
Pharmaceuticals ............................................................................................. 0.2%
Lodging ................................................................................................... 0.1%
Software .................................................................................................. 0.1%
Chemicals ................................................................................................. 0.1%
Water .................................................................................................... 0.1%
Home Furnishings ............................................................................................ 0.1%
Packaging & Containers ....................................................................................... 0.1%
Electronics ................................................................................................. 0.1%
Media .................................................................................................... 0.1%
Distribution/Wholesale ......................................................................................... 0.0%
(a)
Miscellaneous Manufacturing .................................................................................... 0.0%
(a)
Healthcare-Services .......................................................................................... 0.0%
(a)
Beverages ................................................................................................. 0.0%
(a)
Household Products/Wares ..................................................................................... 0.0%
(a)
Oil & Gas Services ........................................................................................... 0.0%
(a)
Savings & Loans ............................................................................................. 0.0%
(a)
Other Assets and Liabilities ..................................................................................... (2.1)%
Net Assets ................................................................................................. 100.0%
(a) Represents less than 0.05% of net assets.

DoubleLine Shiller Enhanced CAPE
®
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Swap Agreements
Excess Return Swaps
Reference Entity Counterparty
Long/
Short
Financing
Rate
Payment
Frequency
Termination
Date Notional Amount Value
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Morgan Stanley Long 0.36% Termination 04/06/2027 $ 59,999,998 $ 2,023,223 $ – $ 2,023,223
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Canadian Imperial Bank
Of Commerce Long 0.40% Termination 06/08/2027 $ 66,999,996 995,157 – 995,157
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
BNP Paribas Securities
Corp. Long 0.39% Termination 06/23/2027 $ 54,000,000 713,784 – 713,784
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
BNP Paribas Securities
Corp. Long 0.39% Termination 11/18/2026 $ 53,000,000 583,214 – 583,214
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Canadian Imperial Bank
Of Commerce Long 0.40% Termination 04/15/2027 $ 49,000,002 334,550 – 334,550
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Bank of America
Securities, Inc. Long 0.38% Termination 03/23/2027 $ 76,000,001 277,091 – 277,091
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Barclays Capital, Inc. Long 0.40% Termination 07/01/2027 $ 71,999,996 253,847 – 253,847
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Canadian Imperial Bank
Of Commerce Long 0.40% Termination 11/25/2026 $ 35,000,000 (22,656) – (22,656)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Canadian Imperial Bank
Of Commerce Long 0.40% Termination 05/04/2027 $ 25,999,996 (34,737) – (34,737)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Bank of America
Securities, Inc. Long 0.38% Termination 06/03/2027 $ 44,999,995 (265,959) – (265,959)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
BNP Paribas Securities
Corp. Long 0.39% Termination 05/19/2027 $ 40,000,003 (269,035) – (269,035)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Bank of America
Securities, Inc. Long 0.38% Termination 05/13/2027 $ 66,999,995 (350,654) – (350,654)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Canadian Imperial Bank
Of Commerce Long 0.40% Termination 05/25/2027 $ 55,999,999 (367,344) – (367,344)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Canadian Imperial Bank
Of Commerce Long 0.00% Termination 06/17/2027 $ 41,999,998 (416,370) – (416,370)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
BNP Paribas Securities
Corp. Long 0.39% Termination 08/05/2026 $ 65,000,000 (447,545) – (447,545)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Bank of America
Securities, Inc. Long 0.38% Termination 08/11/2026 $ 70,000,000 (447,699) – (447,699)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Bank of America
Securities, Inc. Long 0.38% Termination 07/07/2026 $ 92,000,000 (529,000) – (529,000)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Bank of America
Securities, Inc. Long 0.00% Termination 04/22/2027 $ 42,999,998 (533,670) – (533,670)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Canadian Imperial Bank
Of Commerce Long 0.40% Termination 03/11/2027 $ 74,000,000 (757,223) – (757,223)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Bank of America
Securities, Inc. Long 0.38% Termination 12/08/2026 $ 52,000,000 (771,086) – (771,086)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Barclays Capital, Inc. Long 0.40% Termination 11/05/2026 $ 80,000,000 (787,649) – (787,649)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Canadian Imperial Bank
Of Commerce Long 0.40% Termination 12/17/2026 $ 55,000,000 (1,023,648) – (1,023,648)

DoubleLine Shiller Enhanced CAPE
®
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

Reference Entity Counterparty
Long/
Short
Financing
Rate
Payment
Frequency
Termination
Date Value
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Barclays Capital, Inc. Long 0.40% Termination 07/23/2026 $ 56,000,000 $ (1,028,714) $ – $ (1,028,714)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
BNP Paribas Securities
Corp. Long 0.39% Termination 02/17/2027 $ 31,000,000 (1,089,168) – (1,089,168)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Barclays Capital, Inc. Long 0.40% Termination 10/08/2026 $ 70,000,000 (1,276,566) – (1,276,566)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Morgan Stanley Long 0.36% Termination 01/14/2027 $ 60,000,000 (1,320,285) – (1,320,285)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Canadian Imperial Bank
Of Commerce Long 0.40% Termination 07/30/2026 $ 45,000,000 (1,380,098) – (1,380,098)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Barclays Capital, Inc. Long 0.40% Termination 12/03/2026 $ 55,000,000 (1,404,018) – (1,404,018)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
BNP Paribas Securities
Corp. Long 0.39% Termination 12/30/2026 $ 69,000,000 (1,409,444) – (1,409,444)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Bank of America
Securities, Inc. Long 0.38% Termination 11/12/2026 $ 72,000,000 (1,419,102) – (1,419,102)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
BNP Paribas Securities
Corp. Long 0.39% Termination 09/30/2026 $ 53,000,000 (1,455,313) – (1,455,313)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Barclays Capital, Inc. Long 0.40% Termination 07/16/2026 $ 72,000,000 (1,460,746) – (1,460,746)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Canadian Imperial Bank
Of Commerce Long 0.40% Termination 01/26/2027 $ 92,000,000 (1,515,591) – (1,515,591)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
BNP Paribas Securities
Corp. Long 0.39% Termination 10/21/2026 $ 74,000,000 (1,560,631) – (1,560,631)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Canadian Imperial Bank
Of Commerce Long 0.40% Termination 10/15/2026 $ 70,000,000 (1,700,068) – (1,700,068)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Bank of America
Securities, Inc. Long 0.38% Termination 01/05/2027 $ 79,000,000 (1,771,280) – (1,771,280)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Bank of America
Securities, Inc. Long 0.38% Termination 08/27/2026 $ 75,000,000 (1,887,528) – (1,887,528)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
BNP Paribas Securities
Corp. Long 0.39% Termination 02/24/2027 $ 66,000,000 (2,008,374) – (2,008,374)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Morgan Stanley Long 0.36% Termination 02/11/2027 $ 70,000,000 (2,093,291) – (2,093,291)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
BNP Paribas Securities
Corp. Long 0.39% Termination 01/20/2027 $ 69,999,996 (2,112,354) – (2,112,354)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Morgan Stanley Long 0.36% Termination 03/04/2027 $ 80,000,000 (2,160,214) – (2,160,214)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Morgan Stanley Long 0.36% Termination 02/02/2027 $ 85,000,000 (2,622,983) – (2,622,983)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
BNP Paribas Securities
Corp. Long 0.39% Termination 09/02/2026 $ 90,000,000 (2,650,224) – (2,650,224)
Shiller Barclays CAPE®
US Sector II ER USD
Index
(1)
Barclays Capital, Inc. Long 0.40% Termination 09/10/2026 $ 90,000,000 (2,756,047) – (2,756,047)
$ (39,925,448) $ – $ (39,925,448)
(1) Shiller Barclays CAPE
®
US Sector II ER USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE
®
Ratio (the “Relative CAPE
®
Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of June 30, 2026, is available on the Barclays Capital, Inc.
website at https://indices.cib.barclays/IM/12/en/ indices/details.app;ticker=BXIICS2E.